POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON July 24, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 70	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 74	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)
Corgi Strategies, LLC
425 Bush St, Suite 500
San Francisco, CA 94104
Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

JULY 24, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

[ ], 2026

Fund Name	Ticker	Principal U.S. Listing Exchange
Corgi Latin America ETF	[ ]	[ ]
Corgi Australia ETF	[ ]	[ ]
Corgi Austria ETF	[ ]	[ ]
Corgi Belgium ETF	[ ]	[ ]
Corgi Brazil ETF	[ ]	[ ]
Corgi Canada ETF	[ ]	[ ]
Corgi Chile ETF	[ ]	[ ]
Corgi China ETF	[ ]	[ ]
Corgi Colombia ETF	[ ]	[ ]
Corgi Denmark ETF	[ ]	[ ]
Corgi Finland ETF	[ ]	[ ]
Corgi France ETF	[ ]	[ ]
Corgi Germany ETF	[ ]	[ ]
Corgi Greece ETF	[ ]	[ ]
Corgi Hong Kong ETF	[ ]	[ ]
Corgi India ETF	[ ]	[ ]
Corgi Indonesia ETF	[ ]	[ ]
Corgi Ireland ETF	[ ]	[ ]
Corgi Israel ETF	[ ]	[ ]
Corgi Italy ETF	[ ]	[ ]
Corgi Japan ETF	[ ]	[ ]
Corgi Kuwait ETF	[ ]	[ ]
Corgi Malaysia ETF	[ ]	[ ]
Corgi Mexico ETF	[ ]	[ ]
Corgi Netherlands ETF	[ ]	[ ]
Corgi New Zealand ETF	[ ]	[ ]
Corgi Norway ETF	[ ]	[ ]
Corgi Peru ETF	[ ]	[ ]
Corgi Philippines ETF	[ ]	[ ]
Corgi Poland ETF	[ ]	[ ]
Corgi Qatar ETF	[ ]	[ ]
Corgi Saudi Arabia ETF	[ ]	[ ]
Corgi Singapore ETF	[ ]	[ ]
Corgi South Africa ETF	[ ]	[ ]
Corgi South Korea ETF	[ ]	[ ]
Corgi Spain ETF	[ ]	[ ]
Corgi Sweden ETF	[ ]	[ ]
Corgi Switzerland ETF	[ ]	[ ]
Corgi Taiwan ETF	[ ]	[ ]
Corgi Thailand ETF	[ ]	[ ]
Corgi Turkey ETF	[ ]	[ ]
Corgi United Kingdom ETF	[ ]	[ ]
Corgi UAE ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY – Corgi Latin America ETF
FUND SUMMARY – Corgi Australia ETF
FUND SUMMARY – Corgi Austria ETF
FUND SUMMARY – Corgi Belgium ETF
FUND SUMMARY – Corgi Brazil ETF
FUND SUMMARY – Corgi Canada ETF
FUND SUMMARY – Corgi Chile ETF
FUND SUMMARY – Corgi China ETF
FUND SUMMARY – Corgi Colombia ETF
FUND SUMMARY – Corgi Denmark ETF
FUND SUMMARY – Corgi Finland ETF
FUND SUMMARY – Corgi France ETF
FUND SUMMARY – Corgi Germany ETF
FUND SUMMARY – Corgi Greece ETF
FUND SUMMARY – Corgi Hong Kong ETF
FUND SUMMARY – Corgi India ETF
FUND SUMMARY – Corgi Indonesia ETF
FUND SUMMARY – Corgi Ireland ETF
FUND SUMMARY – Corgi Israel ETF
FUND SUMMARY – Corgi Italy ETF
FUND SUMMARY – Corgi Japan ETF
FUND SUMMARY – Corgi Kuwait ETF
FUND SUMMARY – Corgi Malaysia ETF
FUND SUMMARY – Corgi Mexico ETF
FUND SUMMARY – Corgi Netherlands ETF
FUND SUMMARY – Corgi New Zealand ETF
FUND SUMMARY – Corgi Norway ETF
FUND SUMMARY – Corgi Peru ETF
FUND SUMMARY – Corgi Philippines ETF
FUND SUMMARY – Corgi Poland ETF
FUND SUMMARY – Corgi Qatar ETF
FUND SUMMARY – Corgi Saudi Arabia ETF
FUND SUMMARY – Corgi Singapore ETF
FUND SUMMARY – Corgi South Africa ETF
FUND SUMMARY – Corgi South Korea ETF
FUND SUMMARY – Corgi Spain ETF
FUND SUMMARY – Corgi Sweden ETF
FUND SUMMARY – Corgi Switzerland ETF
FUND SUMMARY – Corgi Taiwan ETF
FUND SUMMARY – Corgi Thailand ETF
FUND SUMMARY – Corgi Turkey ETF
FUND SUMMARY – Corgi United Kingdom ETF
FUND SUMMARY – Corgi UAE ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES
FINANCIAL HIGHLIGHTS

FUND SUMMARY – Corgi Latin America ETF

Investment Objective

Corgi Latin America ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Latin American countries.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance across Latin American countries, consisting of Brazil, Mexico, Chile, Colombia, and Peru. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents from [  ] countries. The Index may be concentrated in financials, materials, energy, and consumer staples sectors, though sector and country weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Latin American countries, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. For purposes of the 80% policy, 'Latin America' includes Mexico and the countries of Central America, South America, and the Caribbean, in each case as classified by the Index Provider. As of the date of this Prospectus, the Index Provider classifies Brazil, Chile, Colombia, Mexico, and Peru as Latin American countries; this list may change over time as the Index Provider updates its classification methodology.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in various Latin American currencies (including the Brazilian real, Mexican peso, Chilean peso, Colombian peso, and Peruvian sol), changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic/Regional Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Latin American countries. As a result, the Fund's performance may be closely tied to the economic, political, and social conditions in Latin America and may be more volatile than the performance of more geographically diversified funds.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Latin America Risk. The Fund invests in securities of issuers located in Latin American countries, which may subject the Fund to risks not typically associated with investments in more developed markets. Latin American economies may be particularly susceptible to political instability, corruption, changes in government, social unrest, inflation, currency devaluations, commodity price volatility, trade disputes, and changes in trade policy. Many Latin American countries depend heavily on the export of commodities such as oil, metals, and agricultural products, making their economies vulnerable to fluctuations in global commodity prices. Government intervention in the economy, including price controls, expropriation, nationalization, and restrictions on the repatriation of capital, may adversely affect the Fund's investments. Legal and regulatory frameworks in Latin American countries may be less developed, less transparent, and subject to more rapid change. Corruption and political instability in certain Latin American countries may also affect the Fund's investments.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Materials and energy companies. Companies in the materials and energy sectors are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, environmental liability, government regulation, and geopolitical risks. Commodity prices can be affected by factors such as global economic conditions, weather, currency fluctuations, OPEC+ decisions, and changes in trade policy.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as “non-diversified,” it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund’s overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Australia ETF

Investment Objective

Corgi Australia ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Australia.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Australia. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, materials, health care, and real estate sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Australia, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Australia Risk. The Australian economy is heavily dependent on the export of natural resources and commodities, including iron ore, coal, gold, and liquefied natural gas. As a result, the Australian economy and the Fund's investments may be significantly affected by changes in global commodity prices, demand from key trading partners (particularly China), and natural disasters (including intensifying weather-related events such as drought, bushfires, and flooding, which have imposed substantial economic costs in recent years). Australia's geographic isolation may also contribute to higher transportation costs and trade challenges. The Australian dollar may fluctuate significantly relative to the U.S. dollar, and changes in monetary policy by the Reserve Bank of Australia may affect the value of the Fund's investments. The Australian equity market is relatively concentrated, with a significant portion of total market capitalization attributable to a limited number of large issuers in the financials and materials sectors.

Banking and materials companies. Companies in the banking industry are subject to certain risks, including the effects of: (1) changes in interest rates on the profitability of banks; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company's loans, other financial commitments, product lines and other operations; and (5) ongoing changes in the financial services industry. Companies in the materials sector are subject to commodity price volatility, supply and demand fluctuations, and government regulation. Intensifying weather-related natural disasters in Australia including drought and bushfires have imposed substantial economic costs, and a continuation of these trends may impose financial stress which in turn could cause the value of the Fund's investments to decline.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Australian dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Australia. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Australia and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Australia, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Austria ETF

Investment Objective

Corgi Austria ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Austria.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Austria. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Austria, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Austria Risk. The Austrian equity market is relatively small and concentrated, with a limited number of issuers dominating the market. As a result, the Fund's investments may be more susceptible to the performance of a small number of companies and sectors, particularly financials and energy. Austria's economy is closely linked to the broader European economy, particularly Germany, and may be adversely affected by economic slowdowns, changes in European Union policies, and trade disruptions within Europe. The Austrian banking sector has significant exposure to Central and Eastern European markets, which may introduce additional credit and political risks. As a member of the European Union and the eurozone, Austria is subject to the monetary policies of the European Central Bank, which may not always align with Austrian domestic economic conditions.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of: (1) changes in interest rates on the profitability of banks; (2) the rate of corporate and consumer debt defaults; (3) price competition; (4) governmental limitations on a company's loans, other financial commitments, product lines and other operations; and (5) ongoing changes in the financial services industry.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Austria. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Austria and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Austria, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Belgium ETF

Investment Objective

Corgi Belgium ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Belgium.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Belgium. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in chemicals, pharmaceuticals, financials, and beverages sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Belgium, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Belgium Risk. The Belgian equity market is relatively small and concentrated, with a limited number of large issuers, particularly in the chemicals, pharmaceuticals, and beverages sectors. Belgium's economy is highly open and dependent on trade, particularly within the European Union. As a result, economic slowdowns in major European trading partners may have a disproportionate impact on the Belgian economy and the Fund's investments. Belgium is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union, and changes to such policies or regulations may adversely affect the Fund's investments. Belgium's high public debt levels and complex multi-lingual governance structure may also present challenges.

Chemicals and pharmaceuticals companies. Companies in the chemicals and pharmaceuticals sectors may be affected by government regulation, including environmental regulation, patent expirations, product liability litigation, intense competition, and rapid technological developments.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Belgium. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Belgium and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Belgium, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Brazil ETF

Investment Objective

Corgi Brazil ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Brazil.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Brazil. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, materials, and consumer staples sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Brazil, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Brazil Risk. Brazil's economy is the largest in Latin America, but it is subject to political instability, corruption, policy uncertainty, and social unrest. The Brazilian economy depends heavily on the export of commodities, including iron ore, soybeans, oil, and agricultural products, making it vulnerable to fluctuations in global commodity prices and demand from key trading partners, particularly China. Brazil has experienced periods of high inflation, currency devaluation, and high interest rates, which may adversely affect the Fund's investments. The Brazilian real may fluctuate significantly relative to the U.S. dollar. Government intervention in the economy, including price controls, changes in tax policy, and regulatory changes, may also adversely affect the Fund's investments. Brazil's legal and regulatory framework may be less predictable than that of more developed markets, and judicial proceedings may be lengthy and uncertain.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Brazilian real, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and energy companies. Financial services companies are subject to extensive government regulation that may affect their profitability, including by limiting the amount and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Energy companies are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, government regulation, and geopolitical risks.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Brazil. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Brazil and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Brazil, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Canada ETF

Investment Objective

Corgi Canada ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Canada.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Canada. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, materials, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Canada, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Canada Risk. The Canadian economy is heavily dependent on the export of natural resources, including oil, natural gas, metals, and timber. As a result, the Canadian economy and the Fund's investments may be significantly affected by changes in global commodity prices and demand. Canada's largest trading partner is the United States, and changes in U.S. trade policy, tariffs, or economic conditions may have a disproportionate impact on the Canadian economy. The Canadian equity market is relatively concentrated, with a significant portion of total market capitalization attributable to a limited number of large issuers in the financials and energy sectors. Changes in monetary policy by the Bank of Canada and fluctuations in the Canadian dollar relative to the U.S. dollar may also affect the value of the Fund's investments.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Canadian dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and energy companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Energy companies are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, environmental regulation, and geopolitical risks.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Canada. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Canada and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Canada, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Chile ETF

Investment Objective

Corgi Chile ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Chile.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Chile. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in materials, financials, utilities, and consumer staples sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Chile, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Chile Risk. Chile's economy is heavily dependent on the production and export of copper and other minerals, making it vulnerable to fluctuations in global commodity prices. The Chilean equity market is relatively small and concentrated, with a limited number of issuers in the materials and financials sectors representing a significant portion of the market. Chile has experienced periods of social unrest and political instability, and changes in government policy, including potential changes to the mining tax regime, pension system, and constitutional framework, may adversely affect the Fund's investments. The Chilean peso may fluctuate significantly relative to the U.S. dollar.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Chilean peso, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Chile. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Chile and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Chile, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Materials companies. Companies in the materials sector, particularly mining companies, are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, environmental liability, and government regulation (including mining royalties and environmental regulation). Copper price fluctuations can have a particularly significant impact on the Chilean materials sector.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi China ETF

Investment Objective

Corgi China ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in China.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in China, including both onshore (A-shares via Stock Connect) and offshore (H-shares, Red Chips, P Chips, and ADRs) listings. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in communication services, consumer discretionary, financials, and technology sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in China, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities and A-shares accessed through Stock Connect programs. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may invest in securities issued by Chinese operating companies whose business operations in China are conducted through one or more 'variable interest entity' (VIE) structures, in which a non-Chinese holding company enters into contractual arrangements with a Chinese operating company to obtain economic rights and effective control, rather than direct equity ownership. The Fund may hold such securities to the extent included in the Index.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

China Risk. Investing in Chinese securities involves significant risks, including risks associated with the Chinese government's exercise of substantial control over the economy and financial markets. The Chinese government may intervene in the economy, financial markets, or specific industries in ways that are unpredictable and may adversely affect the Fund's investments, including through regulatory crackdowns, restrictions on foreign investment, changes in listing requirements, data privacy regulations, and forced delistings. Chinese securities may be accessed through various structures, including China A-shares via the Stock Connect programs linking the Hong Kong and Shanghai/Shenzhen exchanges, which are subject to quota limitations, suspension of trading, and regulatory risks. Variable interest entity ("VIE") structures used by certain Chinese companies to raise foreign capital may not be enforceable under Chinese law, and the Chinese government has indicated that it may impose restrictions on VIE structures. U.S.-China geopolitical tensions, including trade wars, technology restrictions, sanctions, and potential investment restrictions or delisting requirements, may adversely affect the value of Chinese securities. The Chinese yuan (renminbi) is not freely convertible, and its value is influenced by government controls and intervention. Chinese accounting standards and disclosure requirements may differ from U.S. standards, making it more difficult to evaluate Chinese companies. The Public Company Accounting Oversight Board (“PCAOB”) has historically faced challenges in inspecting audit work papers for China-based companies. Under the Holding Foreign Companies Accountable Act (“HFCAA”), if the PCAOB determines that it is unable to inspect or investigate completely an issuer’s auditor for two consecutive years, the issuer’s securities are subject to trading prohibitions and potential delisting from U.S. exchanges. If this occurs with respect to Index constituents, the Fund may be required to dispose of affected securities at disadvantageous prices, which could result in material losses to the Fund and significant tracking difference. In the event of the imposition of comprehensive sanctions or trading restrictions affecting China, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in China, and a portion or all of the value of such holdings could be lost.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Consumer discretionary and communication services companies. Companies in the consumer discretionary sector could be affected by, among other things, overall economic conditions, interest rates, consumer confidence, and disposable income. Communication services companies may be subject to government regulation, including content restrictions, data privacy requirements, and antitrust actions. Chinese technology and internet companies have been subject to increased regulatory scrutiny and intervention by the Chinese government.

Currency Risk. Because the Fund invests in securities denominated in Chinese yuan (renminbi) and Hong Kong dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in China. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in China and may be more volatile than the performance of more geographically diversified funds. Adverse developments in China, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Colombia ETF

Investment Objective

Corgi Colombia ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Colombia.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Colombia. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, utilities, and materials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Colombia, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Colombia Risk. The Colombian equity market is relatively small and illiquid, with a limited number of issuers. Colombia's economy depends significantly on the export of oil, coal, and other commodities, making it vulnerable to fluctuations in global commodity prices. Colombia has experienced periods of political instability, internal armed conflict, and social unrest, which may adversely affect the Fund's investments. Changes in government policy, including tax reform, regulatory changes affecting the energy sector, and potential restrictions on foreign investment, may also affect the Fund's investments. The Colombian peso may fluctuate significantly relative to the U.S. dollar. Colombia's legal and regulatory framework may be less developed and less transparent than those of more developed markets.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Colombian peso, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Energy companies. Companies in the energy sector are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, government regulation, and geopolitical risks.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Colombia. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Colombia and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Colombia, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Denmark ETF

Investment Objective

Corgi Denmark ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Denmark.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Denmark. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in health care, industrials, and consumer staples sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Denmark, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Danish krone, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Denmark Risk. The Danish equity market is relatively small and highly concentrated, with a limited number of large issuers, particularly in the health care and industrials sectors. A significant portion of the Danish equity market's capitalization may be attributable to a single issuer or a small number of issuers, which means the Fund's performance may be heavily dependent on the performance of those issuers. Denmark is a member of the European Union but has opted out of the eurozone and maintains its own currency, the Danish krone, which is pegged to the euro. Changes in the peg or European monetary policy may affect the value of the Fund's investments. Denmark's economy is relatively small and open, and may be adversely affected by developments in the broader European economy.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Denmark. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Denmark and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Denmark, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Health care and pharmaceuticals companies. Companies in the health care sector may be affected by government regulation, including pricing and reimbursement policies, patent expirations, product liability litigation, intense competition, and rapid technological developments. The Danish equity market may be particularly sensitive to the performance of a small number of large health care companies.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Finland ETF

Investment Objective

Corgi Finland ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Finland.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Finland. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, technology, financials, and materials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Finland, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Finland Risk. The Finnish equity market is relatively small and concentrated, with a limited number of issuers in the industrials and technology sectors. Finland's economy is highly dependent on exports, particularly to other European countries, and may be adversely affected by economic slowdowns in Europe or disruptions to global trade. As a member of the eurozone, Finland is subject to the monetary policies of the European Central Bank, which may not always align with Finnish domestic economic conditions. Finland's geographic proximity to Russia introduces additional geopolitical risks, including potential trade disruptions and security concerns.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Finland. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Finland and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Finland, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and technology companies. Companies in the industrials sector may be affected by changes in supply and demand for their products, government regulation, world events, and economic conditions. Technology companies may be affected by intense competition, rapid product obsolescence, and changes in government regulation.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi France ETF

Investment Objective

Corgi France ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in France.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in France. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, consumer discretionary, health care, financials, and energy sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in France, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

France Risk. France has one of the largest economies in Europe, but it faces structural challenges including high public debt, a complex regulatory environment, and rigid labor markets. The French equity market, while large, may be concentrated in certain sectors, including luxury goods, industrials, and energy. France is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union, and changes to EU policies, fiscal rules, or the eurozone framework may adversely affect the Fund's investments. Social unrest, strikes, and political uncertainty, including changes in government, may also affect the French economy and the Fund's investments.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in France. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in France and may be more volatile than the performance of more geographically diversified funds. Adverse developments in France, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and consumer discretionary companies. Companies in the industrials sector may be affected by changes in supply and demand for their products, government regulation, world events, and economic conditions. Companies in the consumer discretionary sector, including luxury goods companies, could be affected by overall economic conditions, consumer confidence, and changes in consumer spending patterns.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Germany ETF

Investment Objective

Corgi Germany ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Germany.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Germany. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, consumer discretionary, health care, technology, and financials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Germany, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Germany. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Germany and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Germany, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Germany Risk. Germany has the largest economy in Europe and is heavily dependent on exports, particularly of automobiles, machinery, and chemicals. As a result, the German economy and the Fund's investments may be significantly affected by changes in global trade conditions, tariffs, and demand from key trading partners. Germany's dependence on imported energy, particularly natural gas, introduces vulnerability to energy supply disruptions and price volatility. Germany is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union. The German equity market may be concentrated in certain sectors, including industrials, automotive, and technology.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and automotive companies. Companies in the industrials and automotive sectors may be affected by changes in supply and demand, government regulation (including emissions standards and trade policy), intense global competition, and technological disruption (including the transition to electric vehicles).

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Greece ETF

Investment Objective

Corgi Greece ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Greece.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Greece. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, telecommunications, and real estate sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Greece, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry. The Greek banking sector has historically faced challenges related to non-performing loans and recapitalization requirements.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Greece. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Greece and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Greece, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Greece Risk. The Greek equity market is relatively small and illiquid, with a limited number of issuers. Greece has experienced severe economic and financial crises, including sovereign debt restructuring, capital controls, and banking sector instability. While conditions have improved, Greece continues to face elevated public debt levels, structural economic challenges, and dependence on tourism and shipping. The Greek economy may be adversely affected by economic conditions in the broader European Union, and as a eurozone member, Greece is subject to the monetary policies of the European Central Bank, which may not always align with Greek domestic economic conditions. Political uncertainty and the potential for policy reversals may also affect the Fund's investments.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Hong Kong ETF

Investment Objective

Corgi Hong Kong ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Hong Kong.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Hong Kong. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, real estate, utilities, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Hong Kong, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Hong Kong dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and real estate companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Real estate companies are affected by changes in real estate values, rental income, property taxes, interest rates, and the management skill and creditworthiness of the issuer.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Hong Kong. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Hong Kong and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Hong Kong, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Hong Kong Risk. Hong Kong operates as a Special Administrative Region of China under the "one country, two systems" framework, which is scheduled to expire in 2047. The political, legal, and regulatory environment in Hong Kong may be affected by developments in mainland China, including changes to Hong Kong's autonomy, legal system, and civil liberties. The Hong Kong dollar is pegged to the U.S. dollar, and any change to this peg could significantly affect the value of the Fund's investments. The Hong Kong equity market is heavily concentrated in the financials and real estate sectors and may also include significant exposure to mainland Chinese companies listed in Hong Kong. U.S.-China geopolitical tensions may adversely affect the Hong Kong market. Hong Kong's economy is heavily dependent on trade, financial services, and tourism, and may be affected by developments in mainland China and the broader Asian region. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Hong Kong, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Hong Kong, and a portion or all of the value of such holdings could be lost.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi India ETF

Investment Objective

Corgi India ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in India.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in India. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, information technology, energy, consumer staples, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in India, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Indian rupee, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and information technology companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Information technology companies may be affected by intense competition, rapid product obsolescence, government regulation, and changes in outsourcing trends. Indian IT services companies derive a significant portion of their revenues from the United States, making them sensitive to U.S. economic conditions and visa/immigration policy changes.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in India. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in India and may be more volatile than the performance of more geographically diversified funds. Adverse developments in India, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

India Risk. India's securities markets are subject to greater government regulation and intervention than markets in more developed countries. Foreign investment in Indian securities is subject to restrictions, including limits on foreign ownership of Indian companies and requirements related to Foreign Portfolio Investor ("FPI") registration. India has experienced periods of political instability, religious and ethnic tensions, and geopolitical conflicts, including border disputes with neighboring countries, such as Pakistan and China. The Indian economy may be adversely affected by changes in government policy, including tax policy, trade restrictions, and regulatory changes. India's economy is growing rapidly but faces challenges related to infrastructure, income inequality, and bureaucratic complexity. The Indian rupee may fluctuate significantly relative to the U.S. dollar, and currency controls or restrictions on repatriation of capital may affect the Fund's ability to liquidate positions or realize gains.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Indonesia ETF

Investment Objective

Corgi Indonesia ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Indonesia.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Indonesia. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, materials, consumer staples, energy, and communication services sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Indonesia, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Indonesian rupiah, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and materials companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Companies in the materials sector are subject to commodity price volatility, supply and demand fluctuations, and government regulation, including environmental regulations relating to palm oil production and nickel mining.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Indonesia. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Indonesia and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Indonesia, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Indonesia Risk. Indonesia is the largest economy in Southeast Asia, but its securities markets are subject to greater volatility and less liquidity than markets in more developed countries. Indonesia's economy depends on the export of commodities, including palm oil, coal, nickel, and natural gas, making it vulnerable to fluctuations in global commodity prices. Indonesia has experienced periods of political instability, ethnic tensions, and natural disasters, including earthquakes, tsunamis, and volcanic eruptions. Government regulation of the economy, including restrictions on foreign investment in certain sectors, may adversely affect the Fund's investments. The Indonesian rupiah may fluctuate significantly relative to the U.S. dollar.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Ireland ETF

Investment Objective

Corgi Ireland ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Ireland.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Ireland. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, health care, materials, and building products sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Ireland, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Ireland. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Ireland and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Ireland, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and building products companies. Companies in the industrials and building products sectors may be affected by changes in supply and demand for their products, government regulation, world events, and economic conditions, including trends in global construction and infrastructure spending.

Ireland Risk. The Irish equity market is relatively small and concentrated, with a limited number of issuers. Ireland's economy is highly open and dependent on foreign direct investment, particularly from U.S. multinational corporations, and on trade with the United Kingdom and the European Union. Changes in global corporate tax policy, including international tax reform initiatives, may disproportionately affect Irish-domiciled companies and the Irish economy. Ireland is a member of the eurozone and is subject to the monetary policies of the European Central Bank. The effects of the United Kingdom's withdrawal from the European Union may also affect the Irish economy, particularly in sectors with significant cross-border trade with Northern Ireland and Great Britain.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Israel ETF

Investment Objective

Corgi Israel ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Israel.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Israel. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in information technology, financials, health care, and pharmaceuticals sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Israel, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Israeli new shekel, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Israel. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Israel and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Israel, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Information technology and health care companies. Information technology companies may be affected by intense competition, rapid product obsolescence, and government regulation. Health care companies may be affected by government regulation, including pricing and reimbursement policies, patent expirations, product liability litigation, and rapid technological developments.

Israel Risk. Israel's economy is subject to significant geopolitical risks, including ongoing conflicts and tensions with neighboring countries and territories, the risk of armed conflict, terrorism, and military operations. These risks may adversely affect the Israeli economy, disrupt markets, and negatively impact the Fund's investments. Israel's equity market is relatively small and concentrated, with significant exposure to the information technology and health care sectors. International sanctions, boycotts, or divestment campaigns targeting Israel may also affect certain issuers in the Index. The Israeli new shekel may fluctuate significantly relative to the U.S. dollar. Israel's military draft requirements may affect the labor market and the operations of Israeli companies. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Israel, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Israel, and a portion or all of the value of such holdings could be lost.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Italy ETF

Investment Objective

Corgi Italy ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Italy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Italy. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, utilities, industrials, energy, and consumer discretionary sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Italy, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry. The Italian banking sector has historically faced challenges related to non-performing loans and capital adequacy requirements.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Italy. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Italy and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Italy, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Italy Risk. Italy has one of the largest economies in Europe, but it faces significant structural challenges, including high public debt levels, slow economic growth, a complex regulatory environment, and banking sector fragility. The Italian equity market is heavily weighted toward the financials sector, and the Italian banking system has historically faced challenges related to non-performing loans. Italy is subject to the monetary policies of the European Central Bank and the fiscal rules of the European Union. Political instability, including frequent changes in government and policy uncertainty, may adversely affect the Fund's investments. Italy's economic performance may also be affected by developments in the broader European economy.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Japan ETF

Investment Objective

Corgi Japan ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Japan.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Japan. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, consumer discretionary, information technology, financials, and health care sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Japan, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Japanese yen, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Japan. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Japan and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Japan, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and consumer discretionary companies. Companies in the industrials sector may be affected by changes in supply and demand, government regulation, world events, and economic conditions. Consumer discretionary companies, including automotive manufacturers, could be affected by overall economic conditions, consumer confidence, and changes in global trade conditions and tariffs.

Japan Risk. Japan has one of the largest and most developed economies in the world, but it faces structural challenges including demographic decline, an aging population, high public debt levels, and deflationary pressures. The Bank of Japan's monetary policy, which has historically included ultra-low interest rates and large-scale asset purchases, may affect the value of Japanese securities and the Japanese yen. Changes in monetary policy, including the unwinding of accommodative measures, could lead to significant market volatility. Japan's economy is heavily dependent on exports, particularly of automobiles, electronics, and machinery, and may be adversely affected by changes in global trade conditions, tariffs, and competition from other Asian economies. Geopolitical risks, including tensions in the Korean Peninsula and with China, may also affect the Fund's investments. The Japanese yen may fluctuate significantly relative to the U.S. dollar, particularly during periods of monetary policy divergence between the Bank of Japan and the U.S. Federal Reserve.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as “non-diversified,” it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund’s overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Kuwait ETF

Investment Objective

Corgi Kuwait ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Kuwait.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Kuwait. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, telecommunications, energy, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Kuwait, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Kuwaiti dinar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Kuwait. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Kuwait and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Kuwait, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Kuwait Risk. Kuwait's economy is heavily dependent on oil production and exports, making it highly vulnerable to fluctuations in global oil prices. The Kuwaiti equity market is relatively small, concentrated, and less liquid than markets in more developed countries, with a significant portion of market capitalization attributable to the financials sector and government-related entities. Kuwait is located in a region subject to geopolitical risks, including political tensions, armed conflicts, and terrorism. Government ownership and control of significant portions of the economy, including through sovereign wealth funds, may affect corporate governance and market dynamics. Foreign ownership restrictions may limit the Fund's ability to invest in certain Kuwaiti securities. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Kuwait, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Kuwait, and a portion or all of the value of such holdings could be lost.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Malaysia ETF

Investment Objective

Corgi Malaysia ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Malaysia.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Malaysia. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, utilities, plantations, telecommunications, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Malaysia, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Malaysian ringgit, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and plantation companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Plantation and palm oil companies are subject to commodity price volatility, environmental regulation, sustainability concerns, and trade restrictions in key export markets.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Malaysia. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Malaysia and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Malaysia, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Malaysia Risk. Malaysia's economy is dependent on the export of commodities, including palm oil, rubber, petroleum, and liquefied natural gas, as well as manufactured goods, particularly electronics and semiconductors. Changes in global commodity prices or demand for electronics may adversely affect the Malaysian economy and the Fund's investments. The Malaysian equity market has significant government-linked company exposure, and government policy decisions may disproportionately affect the market. Malaysia has experienced periods of political uncertainty, corruption scandals, and policy reversals. The Malaysian ringgit may fluctuate significantly relative to the U.S. dollar, and capital controls, while not currently in effect, have been imposed in the past.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Mexico ETF

Investment Objective

Corgi Mexico ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Mexico.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Mexico. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in consumer staples, financials, communication services, materials, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Mexico, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Consumer staples and financial services companies. Consumer staples companies are generally considered less sensitive to economic cycles, but may be affected by changes in consumer spending, commodity costs, government regulation, and competition. Financial services companies are subject to extensive government regulation.

Currency Risk. Because the Fund invests in securities denominated in Mexican peso, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Mexico. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Mexico and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Mexico, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mexico Risk. Mexico's economy is closely linked to the United States, its largest trading partner, and may be adversely affected by changes in U.S. trade policy, tariffs, immigration policy, or economic conditions. Mexico is a significant exporter of manufactured goods, petroleum, and agricultural products. The Mexican equity market is relatively concentrated, with a limited number of large issuers controlling a significant portion of the market. Mexico has experienced periods of political uncertainty, corruption, violence related to organized crime, and regulatory changes, including changes to the energy and mining sectors. The Mexican peso may fluctuate significantly relative to the U.S. dollar. Changes in monetary policy by the Bank of Mexico and changes in oil prices may also affect the Fund's investments.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Netherlands ETF

Investment Objective

Corgi Netherlands ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the Netherlands.

Fees and Expenses of the Fund This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in the Netherlands. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in technology, energy, financials, consumer staples, and semiconductors sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in the Netherlands, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in the Netherlands. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in the Netherlands and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Netherlands, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

Netherlands Risk. The Dutch equity market is relatively concentrated, with a small number of large multinational companies, particularly in the semiconductor, energy, and consumer goods sectors, representing a significant portion of total market capitalization. As a result, the Fund's performance may be heavily dependent on the performance of a limited number of issuers. The Netherlands is highly open and trade-dependent, and its economy may be adversely affected by trade disruptions within the European Union or globally. As a eurozone member, the Netherlands is subject to the monetary policies of the European Central Bank. Export control regulations, particularly those affecting semiconductor equipment and technology, may affect certain Dutch companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Semiconductors and semiconductor equipment companies. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies in this industry. Export control regulations, particularly those restricting the sale of advanced semiconductor manufacturing equipment to certain countries, may affect certain Dutch companies.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi New Zealand ETF

Investment Objective

Corgi New Zealand ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in New Zealand.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in New Zealand. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in utilities, health care, financials, and telecommunications sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in New Zealand, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in New Zealand dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in New Zealand. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in New Zealand and may be more volatile than the performance of more geographically diversified funds. Adverse developments in New Zealand, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

New Zealand Risk. The New Zealand equity market is very small and highly concentrated, with a very limited number of issuers. New Zealand's economy is heavily dependent on agricultural exports, particularly dairy products, meat, and forestry products, making it vulnerable to fluctuations in global commodity prices and trade conditions. The New Zealand dollar may fluctuate significantly relative to the U.S. dollar. New Zealand's geographic isolation may contribute to higher transportation costs and limited economic diversification. The economy may also be affected by changes in trade relationships with key partners, including Australia and China, and by natural disasters such as earthquakes.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Utilities companies. Utilities companies are subject to the risk of increases in fuel and operating costs, regulation by governmental authorities with regard to rates, the imposition of rate caps, service interruption due to environmental, operational or natural disaster risk, and the effects of a competitive market.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Norway ETF

Investment Objective

Corgi Norway ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Norway.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Norway. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in energy, financials, industrials, seafood, and telecommunications sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Norway, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Norwegian krone, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Energy companies. Companies in the energy sector are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, government regulation (including environmental regulation and the transition to renewable energy), and geopolitical risks.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Norway. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Norway and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Norway, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Norway Risk. Norway's economy and equity market are heavily dependent on the energy sector, particularly oil and natural gas production. As a result, the Fund's investments may be significantly affected by changes in global energy prices, OPEC+ production decisions, and the transition to renewable energy. The Norwegian equity market is relatively small and concentrated, with a limited number of large issuers. Norway is not a member of the European Union but is part of the European Economic Area. The Norwegian krone may fluctuate significantly relative to the U.S. dollar, and its value is influenced by energy prices and the monetary policy of Norges Bank. Government ownership of significant portions of the Norwegian economy, including through the Government Pension Fund Global, may affect corporate governance and market dynamics.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Peru ETF

Investment Objective

Corgi Peru ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Peru.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Peru. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in materials, financials, utilities, and energy sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Peru, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Peruvian sol, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Peru. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Peru and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Peru, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

Mining companies. Companies in the mining sector are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, environmental liability, and government regulation (including mining royalties, environmental regulation, and community relations requirements).

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Peru Risk. Peru's economy is heavily dependent on the mining sector, particularly copper and gold production, making it vulnerable to fluctuations in global commodity prices. The Peruvian equity market is very small and illiquid, with a very limited number of issuers. Peru has experienced periods of political instability, including frequent changes in government, impeachments, and social unrest. Changes in government policy, including mining regulations, environmental regulations, and tax policy, may adversely affect the Fund's investments. The Peruvian sol may fluctuate significantly relative to the U.S. dollar. Peru is also subject to natural disaster risk, including earthquakes.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Philippines ETF

Investment Objective

Corgi Philippines ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in the Philippines.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in the Philippines. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, real estate, industrials, utilities, and consumer staples sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in the Philippines, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Philippine peso, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and real estate companies. Financial services companies are subject to extensive government regulation. Real estate companies are affected by changes in real estate values, rental income, property taxes, interest rates, and the management skill and creditworthiness of the issuer.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in the Philippines. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in the Philippines and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Philippines, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Philippines Risk. The Philippine equity market is relatively small and concentrated, with a limited number of large conglomerates controlling a significant portion of the market. The Philippine economy depends on remittances from overseas workers, business process outsourcing, and the services sector. The Philippines is subject to geopolitical risks, including territorial disputes in the South China Sea, as well as domestic political uncertainty, corruption, and infrastructure challenges. The Philippines is vulnerable to natural disasters, including typhoons, earthquakes, and volcanic eruptions, which may disrupt the economy and adversely affect the Fund's investments. The Philippine peso may fluctuate significantly relative to the U.S. dollar. Foreign ownership restrictions apply to certain industries.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Poland ETF

Investment Objective

Corgi Poland ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Poland.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Poland. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, energy, materials, consumer discretionary, and utilities sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Poland, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Polish zloty, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and energy companies. Financial services companies are subject to extensive government regulation. State ownership of significant financial institutions may result in government policy influencing lending and investment decisions. Energy companies are subject to commodity price volatility and the transition to renewable energy, including European Union climate policy mandates.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Poland. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Poland and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Poland, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Poland Risk. Poland is the largest economy in Central Europe, but its equity market is relatively concentrated, with significant state ownership in key sectors including financials and energy. Government intervention in the economy, including through state-owned enterprises, regulatory changes, and changes in tax policy, may adversely affect the Fund's investments. Poland is a member of the European Union but has not adopted the euro, and its currency, the Polish zloty, may fluctuate significantly relative to the U.S. dollar. Poland's geographic proximity to the conflict in Ukraine introduces additional geopolitical risks, including potential trade disruptions, refugee flows, and increased defense spending. Rule of law concerns and disputes with European Union institutions may also create regulatory and political uncertainty.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Qatar ETF

Investment Objective

Corgi Qatar ETF seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Qatar.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large-, mid- and small-capitalization equity market performance in Qatar. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, industrials, energy, telecommunications, and real estate sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Qatar, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Qatari riyal, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Qatar. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Qatar and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Qatar, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Qatar Risk. Qatar's economy is heavily dependent on the production and export of liquefied natural gas (LNG) and petroleum, making it highly vulnerable to fluctuations in global energy prices. The Qatari equity market is relatively small, concentrated, and less liquid than markets in more developed countries, with significant government and royal family ownership of major enterprises. Qatar is located in a region subject to geopolitical risks, including political tensions, diplomatic disputes, and the potential for armed conflict. The Qatari riyal is pegged to the U.S. dollar, and any change to this peg could affect the Fund's investments. Foreign ownership restrictions may limit the Fund's ability to invest in certain Qatari securities. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Qatar, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Qatar, and a portion or all of the value of such holdings could be lost.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Saudi Arabia ETF

Investment Objective

Corgi Saudi Arabia ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Saudi Arabia.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Saudi Arabia. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, materials, energy, telecommunications, and utilities sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Saudi Arabia, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry. Saudi Arabian banks may be subject to Islamic (Sharia) banking principles, which may restrict certain types of financial transactions.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Saudi riyal, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Saudi Arabia. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Saudi Arabia and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Saudi Arabia, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Saudi Arabia Risk. Saudi Arabia's economy is heavily dependent on oil production and exports, making it highly vulnerable to fluctuations in global oil prices and OPEC+ production decisions. The Saudi government is pursuing an ambitious economic diversification program (Vision 2030), but the success and timeline of these reforms are uncertain. The Saudi equity market has significant government and government-related entity participation, and the Fund's performance may be affected by decisions of the Saudi government or Saudi Aramco. Saudi Arabia is located in a region subject to significant geopolitical risks, including political tensions, armed conflicts, and terrorism. The Saudi riyal is pegged to the U.S. dollar. Foreign ownership of Saudi securities has historically been restricted, and while recent reforms have expanded foreign access, certain limitations may remain. Saudi Arabia's legal system is based on Islamic (Sharia) law, which may result in different legal outcomes for shareholders compared to common law or civil law jurisdictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Saudi Arabia, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Saudi Arabia, and a portion or all of the value of such holdings could be lost.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Singapore ETF

Investment Objective

Corgi Singapore ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Singapore.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Singapore. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, industrials, real estate, telecommunications, and technology sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Singapore, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Singapore dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and real estate companies. Financial services companies are subject to extensive government regulation. Real estate companies are affected by changes in real estate values, rental income, property taxes, interest rates, government cooling measures, and the management skill and creditworthiness of the issuer.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Singapore. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Singapore and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Singapore, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Singapore Risk. The Singapore equity market is relatively small and concentrated, with significant exposure to the financials, real estate, and industrials sectors. Singapore is a major global financial center and trading hub, and its economy is highly open and trade-dependent, making it vulnerable to changes in global trade conditions and regional economic performance. The Singapore economy may also be affected by developments in China and the broader Asian region. The Singapore dollar is managed through a trade-weighted exchange rate band by the Monetary Authority of Singapore, and monetary policy decisions may affect the value of the Fund's investments. Singapore's small geographic size and limited natural resources make it dependent on imports for essential commodities.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi South Africa ETF

Investment Objective

Corgi South Africa ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in South Africa.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in South Africa. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, materials, consumer discretionary, telecommunications, and health care sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in South Africa, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in South African rand, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and materials companies. Financial services companies are subject to extensive government regulation. Companies in the materials sector, particularly mining companies, are subject to commodity price volatility, supply and demand fluctuations, environmental liability, labor relations challenges (including strikes), government regulation, and Black Economic Empowerment (BEE) requirements.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in South Africa. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in South Africa and may be more volatile than the performance of more geographically diversified funds. Adverse developments in South Africa, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

South Africa Risk. South Africa has the most developed economy in Africa, but it faces significant challenges including high unemployment, income inequality, infrastructure deterioration (including electricity shortages and load shedding), and social unrest. The South African equity market is relatively concentrated, with a limited number of large issuers in the financials and materials sectors. South Africa's economy depends significantly on the export of minerals and metals, including gold, platinum, and coal, making it vulnerable to fluctuations in global commodity prices. The South African rand is one of the most volatile emerging market currencies and may fluctuate significantly relative to the U.S. dollar. Political uncertainty, corruption, and policy changes, including potential land reform and Black Economic Empowerment (BEE) policies, may adversely affect the Fund's investments.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi South Korea ETF

Investment Objective

Corgi South Korea ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in South Korea.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in South Korea. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in information technology, industrials, financials, consumer discretionary, and communication services sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in South Korea, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in South Korean won, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in South Korea. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in South Korea and may be more volatile than the performance of more geographically diversified funds. Adverse developments in South Korea, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Semiconductors and semiconductor equipment companies. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies in this industry. The Korean semiconductor industry is heavily export-dependent and may be affected by changes in global trade conditions and technology export controls.

South Korea Risk. South Korea's economy is export-dependent, with significant reliance on the technology, semiconductor, and automotive sectors. The Korean equity market is concentrated, with large conglomerates ("chaebols") such as Samsung and Hyundai representing a significant portion of the market. The Fund's performance may be heavily influenced by the performance of a small number of issuers. South Korea faces geopolitical risks related to North Korea, including the risk of military confrontation, which could significantly disrupt markets and the economy. The South Korean won may fluctuate significantly relative to the U.S. dollar. Government regulation and intervention, including currency intervention and changes in industrial policy, may also affect the Fund's investments.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Spain ETF

Investment Objective

Corgi Spain ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Spain.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Spain. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, utilities, industrials, telecommunications, and energy sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Spain, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking and utilities companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry. Utilities companies are subject to the risk of increases in fuel and operating costs, and regulation by governmental authorities with regard to rates.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in euro, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Spain. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Spain and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Spain, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Spain Risk. Spain's economy has experienced periods of economic difficulty, including banking sector stress, real estate market downturns, and high unemployment. The Spanish equity market is concentrated in the financials, utilities, and telecommunications sectors. Spain is subject to the monetary policies of the European Central Bank and the fiscal rules of the European Union. Political uncertainty, including regional independence movements (such as Catalonia) and fragmented coalition governments, may adversely affect the Spanish economy and the Fund's investments. Spain's economy has significant exposure to Latin American markets through its banking and telecommunications sectors, which may introduce additional risks.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Sweden ETF

Investment Objective

Corgi Sweden ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Sweden.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Sweden. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in industrials, financials, health care, technology, and consumer discretionary sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Sweden, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Swedish krona, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Sweden. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Sweden and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Sweden, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Industrials and financial services companies. Companies in the industrials sector may be affected by changes in supply and demand, government regulation, world events, and economic conditions. Financial services companies are subject to extensive government regulation that may affect their profitability.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Sweden Risk. Sweden has a well-developed, export-oriented economy, but its equity market is relatively concentrated, with significant exposure to the industrials, financials, and health care sectors. Sweden is a member of the European Union but has not adopted the euro, and its currency, the Swedish krona, may fluctuate significantly relative to the U.S. dollar. Sweden's economy is dependent on exports and may be adversely affected by economic slowdowns in Europe and changes in global trade conditions. Sweden's geographic proximity to Russia and the Baltic states introduces additional geopolitical considerations.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Switzerland ETF

Investment Objective

Corgi Switzerland ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Switzerland.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Switzerland. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in health care, consumer staples, financials, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Switzerland, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Swiss franc, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Switzerland. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Switzerland and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Switzerland, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Health care and consumer staples companies. Companies in the health care sector may be affected by government regulation, including pricing and reimbursement policies, patent expirations, product liability litigation, intense competition, and rapid technological developments. The Swiss equity market may be particularly sensitive to the performance of a small number of very large health care and consumer staples companies.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Switzerland Risk. The Swiss equity market is highly concentrated, with a small number of very large multinational companies, particularly in the health care, consumer staples, and financials sectors, representing a very significant portion of total market capitalization. As a result, the Fund's performance may be heavily dependent on the performance of a limited number of issuers. Switzerland is not a member of the European Union and maintains its own currency, the Swiss franc, which is considered a "safe haven" currency and may appreciate significantly during periods of global market stress, potentially affecting the Fund's returns. The Swiss National Bank's monetary policy decisions, including interventions in currency markets, may affect the value of the Swiss franc and the Fund's investments. Switzerland's relationship with the European Union, including bilateral agreements on trade and market access, may affect Swiss companies with significant European operations.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Taiwan ETF

Investment Objective

Corgi Taiwan ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Taiwan.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Taiwan. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in information technology, semiconductors, financials, materials, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Taiwan, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in New Taiwan dollar, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Taiwan. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Taiwan and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Taiwan, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Semiconductors and semiconductor equipment companies. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies in this industry. The Taiwanese semiconductor industry is the global leader in advanced chip fabrication, and disruptions to production could have significant implications for the Fund and for the global economy.

Taiwan Risk. Taiwan's equity market is highly concentrated in the information technology and semiconductor sectors, with a single company (Taiwan Semiconductor Manufacturing Company) potentially representing a very significant portion of the Index. As a result, the Fund's performance may be heavily dependent on the performance of a single issuer or a small number of issuers. Taiwan faces significant geopolitical risks related to its relationship with China, including the risk of military confrontation, blockade, or other forms of coercion, which could significantly disrupt markets, trade, and the economy. The global semiconductor supply chain is heavily dependent on Taiwan-based manufacturers, and any disruption to this supply chain could have broad economic consequences. The New Taiwan dollar may be affected by cross-strait tensions and government intervention in currency markets. Foreign investment in Taiwanese securities may be subject to regulatory restrictions and reporting requirements.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Thailand ETF

Investment Objective

Corgi Thailand ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Thailand.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Thailand. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in energy, financials, materials, health care, and industrials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Thailand, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Thai baht, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Energy and financial services companies. Companies in the energy sector are subject to commodity price volatility, supply and demand fluctuations, depletion of resources, and government regulation. Financial services companies are subject to extensive government regulation that may affect their profitability.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Thailand. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Thailand and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Thailand, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Thailand Risk. Thailand has experienced multiple military coups and political crises, and political instability remains a significant risk. The Thai equity market may be affected by domestic political developments, including changes in government, constitutional amendments, and social unrest. Thailand's economy is dependent on exports, tourism, and manufacturing, and may be affected by changes in global trade conditions and demand from key trading partners, including China. The Thai baht may fluctuate significantly relative to the U.S. dollar. Thailand has imposed capital controls in the past, and future interventions cannot be ruled out. The Thai equity market is relatively concentrated, with limited liquidity in certain segments. Foreign ownership restrictions apply to certain Thai sectors.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi Turkey ETF

Investment Objective

Corgi Turkey ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Turkey.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in Turkey. The Index is rebalanced quarterly.

As of [ ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, industrials, materials, consumer staples, and energy sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in Turkey, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Banking companies. Companies in the banking industry are subject to certain risks, including the effects of changes in interest rates, corporate and consumer debt defaults, price competition, governmental limitations, and ongoing changes in the financial services industry. Turkish banks may be particularly affected by high inflation, currency depreciation, and unconventional monetary policy.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in Turkish lira, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in Turkey. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in Turkey and may be more volatile than the performance of more geographically diversified funds. Adverse developments in Turkey, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Turkey Risk. Turkey has experienced significant macroeconomic instability, including periods of very high inflation, rapid currency depreciation, and unconventional monetary policy. The Turkish lira has been among the most volatile emerging market currencies and has experienced severe declines relative to the U.S. dollar. Government intervention in the economy and the central bank's monetary policy, including attempts to maintain artificially low interest rates despite high inflation, may adversely affect the Fund's investments. Turkey faces geopolitical risks, including tensions with neighboring countries, involvement in regional conflicts, strained relationships with Western allies, and the potential for sanctions. Political instability, erosion of judicial independence, and centralization of power may create additional uncertainty. The Turkish equity market is relatively concentrated, with significant exposure to the financials sector. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Turkey, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Turkey, and a portion or all of the value of such holdings could be lost.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi United Kingdom ETF

Investment Objective

Corgi United Kingdom ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the United Kingdom.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended. As a result, the Fund may invest a greater percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in the United Kingdom. The Index is rebalanced quarterly.

As of [ ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, consumer staples, energy, health care, industrials, and materials sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in the United Kingdom, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in British pound sterling, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Financial services and consumer staples companies. Financial services companies are subject to extensive government regulation that may affect their profitability. Consumer staples companies may be affected by changes in consumer spending, commodity costs, government regulation, and competition.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in the United Kingdom. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in the United Kingdom and may be more volatile than the performance of more geographically diversified funds. Adverse developments in United Kingdom, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as “non-diversified,” it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund’s overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

United Kingdom Risk. The United Kingdom's withdrawal from the European Union ("Brexit") has created uncertainty regarding the United Kingdom's future trade relationships, regulatory framework, and economic performance. The full effects of Brexit on the UK economy, including trade barriers, reduced access to European markets, and regulatory divergence, continue to evolve and may adversely affect the Fund's investments. The British pound sterling may fluctuate significantly relative to the U.S. dollar. The UK equity market, while large and well-developed, includes many multinational companies whose revenues are generated globally, which may reduce the correlation between UK market performance and the UK domestic economy. Changes in monetary policy by the Bank of England and fiscal policy by the UK government may affect the value of the Fund's investments. The UK has experienced periods of political uncertainty, including leadership changes and policy reversals.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY – Corgi UAE ETF

Investment Objective

Corgi UAE ETF seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the United Arab Emirates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other possible fees, such as your broker-dealer's brokerage commissions and any other fees from financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]%
Distribution and/or Service (12b-1) Fees	[ ]%
Other Expenses(2)	[ ]%
Total Annual Fund Operating Expenses	[ ]%

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser") will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) The Fund is newly organized. All fees and expenses are estimated for the current fiscal year.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund seeks to track the investment results, before fees and expenses, of the [  ] (the "Index"). The Fund is a passively managed exchange-traded fund ("ETF") that does not try to outperform the Index and does not seek temporary defensive positions when markets decline or appear overvalued. The Adviser uses a full replication approach to manage the Fund. Under normal market conditions, the Fund generally expects to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. However, the Adviser may use a representative sampling approach when full replication is not practical due to factors such as the number or liquidity of Index constituents, portfolio rebalancing requirements, corporate actions, or other market conditions that make it more efficient to hold a representative sample of Index securities. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended, which means the Fund may invest a relatively high percentage of its assets in a limited number of issuers.

The Index is a free float-adjusted, market capitalization-weighted index designed to measure large- and mid-capitalization equity market performance in the United Arab Emirates. The Index is rebalanced quarterly.

As of [  ], the Index included approximately [  ] constituents. The Index may be concentrated in financials, real estate, telecommunications, energy, and utilities sectors, though sector weightings may change over time.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in the types of investments suggested by the Fund's name (the "80% investment policy"). The Fund considers the investments suggested by its name to be equity securities of companies located in the United Arab Emirates, which are the securities that comprise the Index, including depositary receipts (such as American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs")) that represent such securities. In addition, in seeking to track the Index, the Fund may invest in equity securities not included in the Index, cash and cash equivalents, and money market instruments (including money market funds advised by the Adviser). The Fund's 80% investment policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

The Index is sponsored by [ ] (the "Index Provider"), which is not affiliated with the Fund or the Adviser. The Index Provider determines the Index's composition and the relative weightings of the securities included in the Index and publishes information regarding the Index's market value.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.

Principal Risks of Investing in the Fund

The principal risks are presented below in alphabetical order. The order in which the risks appear does not necessarily indicate the relative importance of any particular risk to the Fund. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Concentration Risk. To the extent the Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments to approximately the same extent. The Fund's performance may be more susceptible to any single economic, business, political, regulatory, or other occurrence affecting that industry or group of industries. The Fund may also be exposed to credit, market, or other risks related to the concentration industry or group of industries.

Currency Risk. Because the Fund invests in securities denominated in UAE dirham, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings.

Custody Risk. The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails.

Depositary Receipts Risk. Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

Emerging Markets Risk. The Fund invests in securities of issuers in emerging market countries, which involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Equity Market Risk. The Fund's investments are subject to changes in overall economic conditions, broad market movements, and general market sentiment. Equity securities are subject to volatility, meaning the value of equity securities may fluctuate, sometimes rapidly and unpredictably. Equity markets tend to move in cycles, and individual stock prices and the value of individual companies may fluctuate. The value of the Fund's investments may decrease as a result of these fluctuations, which means you could lose money.

Financial services and real estate companies. Financial services companies are subject to extensive government regulation. Real estate companies are affected by changes in real estate values, rental income, property taxes, interest rates, and the management skill and creditworthiness of the issuer. The UAE real estate sector has historically experienced boom and bust cycles.

Foreign Securities Risk. Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic Concentration Risk. The Fund invests substantially all of its assets in securities of issuers located in the United Arab Emirates. As a result, the Fund's performance will be closely tied to the economic, political, and social conditions in the United Arab Emirates and may be more volatile than the performance of more geographically diversified funds. Adverse developments in United Arab Emirates, including political instability, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such errors may result in incorrect Index values and, in turn, unintended portfolio composition or performance for the Fund.

Large Shareholder Risk. Certain large shareholders, including the Adviser or its affiliates, authorized participants, or other entities, may from time to time own a substantial amount of the Fund's shares. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Limited Shareholder Rights Risk. Under the Trust's Agreement and Declaration of Trust, shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain investments may become less liquid, particularly during periods of market stress, reduced dealer inventories, or when foreign markets are closed or operate on different schedules. Less liquid investments are more difficult to value and to sell at an acceptable price. Foreign securities markets may be less liquid than U.S. markets, and the Fund may not be able to sell foreign securities at the most advantageous time or price.

Mid-Capitalization Companies Risk. Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

National Closed Market Trading Risk. Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. Additionally, trading in foreign securities may not occur on all days that the Fund is open and accepting orders, which may cause the Fund to be unable to react to price movements in certain markets in a timely manner. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the foreign securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time for the Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Non-Diversified Fund Risk. Because the Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Operational and Cybersecurity Risk. The Fund and its service providers rely on complex processes and technology, including for valuation, trading, securities settlement, and shareholder servicing. A cyber-attack, systems failure, or operational disruption could impair the Fund's operations, cause losses, or disrupt business. The Fund may be more susceptible to these risks because it holds foreign securities that settle in different time zones and through foreign intermediaries.

Passive Strategy Risk. The Fund seeks to track the Index and, under normal circumstances, generally does not take defensive positions in response to market conditions. As a result, the Fund's performance may suffer during a general decline in the market segments reflected in the Index. The Fund generally does not attempt to outperform the Index or take temporary defensive positions when markets decline.

Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate action information). Errors in that data may cause incorrect Index values and unintended portfolio composition or performance for the Fund.

Tracking Difference and Tracking Error Risk. The Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, the Fund's index-tracking approach, cash flows, corporate actions, tax considerations, fair-value pricing, currency conversion costs, withholding taxes on foreign dividends, and differences between the Fund's portfolio and the Index. The Fund may not achieve a high degree of correlation with its Index.

UAE Risk. The UAE's economy has historically been dependent on oil and gas revenues, although it has made significant progress in diversifying into financial services, tourism, real estate, and logistics. The UAE equity market is relatively concentrated, with significant government and government-related entity ownership of major companies. The UAE dirham is pegged to the U.S. dollar, and any change to this peg could affect the Fund's investments. The UAE is located in a region subject to geopolitical risks, including political tensions, armed conflicts, and terrorism. Foreign ownership restrictions may apply to certain UAE securities, although recent reforms have expanded foreign ownership limits in certain sectors. The real estate sector, which represents a significant portion of the UAE equity market, has historically experienced boom and bust cycles. In the event of the imposition of comprehensive sanctions or trading restrictions affecting the United Arab Emirates, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in the United Arab Emirates, and a portion or all of the value of such holdings could be lost.

Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's decisions regarding additions, deletions, or rebalancing of the Index. If the Index Provider discontinues or substantially changes the Index, the Fund may be required to seek a substitute index, change its investment objective, or liquidate.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has been in operation for a full calendar year, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns compare with the returns of the Index and a broad measure of market performance.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com.

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Portfolio Managers: The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, Portfolio Managers for the Adviser; each of whom has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Fund Shares

The Fund issues and redeems Shares at NAV only in Creation Units. Individual Shares may be purchased and sold only on [ ] (the "Exchange") through a broker-dealer. Shares are expected to be listed for trading on the Exchange under the ticker symbol [     ]. Because Shares trade at market prices rather than NAV, Shares may trade at a price greater than or less than NAV.

Tax Information

Fund distributions are generally taxable as ordinary income, qualified dividend income, or capital gains (or a combination), unless your investment is held in an individual retirement account ("IRA") or other tax-advantaged account. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser or its affiliates may, from their own resources, compensate the intermediary for activities related to the distribution, marketing, promotion, or sale of Shares, as well as for marketing, education, or other initiatives related to the sale or promotion of Fund shares. Such payments are not made by the Fund and do not increase the expenses paid by the Fund. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Investment Objectives

Corgi Latin America ETF

The Corgi Latin America ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Latin American countries.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Australia ETF

The Corgi Australia ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Australia.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Austria ETF

The Corgi Austria ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Austria.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Belgium ETF

The Corgi Belgium ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Belgium.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Brazil ETF

The Corgi Brazil ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Brazil.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Canada ETF

The Corgi Canada ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Canada.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Chile ETF

The Corgi Chile ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Chile.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi China ETF

The Corgi China ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in China.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Colombia ETF

The Corgi Colombia ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Colombia.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Denmark ETF

The Corgi Denmark ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Denmark.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Finland ETF

The Corgi Finland ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Finland.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi France ETF

The Corgi France ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in France.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Germany ETF

The Corgi Germany ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Germany.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Greece ETF

The Corgi Greece ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Greece.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Hong Kong ETF

The Corgi Hong Kong ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Hong Kong.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi India ETF

The Corgi India ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in India.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Indonesia ETF

The Corgi Indonesia ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Indonesia.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Ireland ETF

The Corgi Ireland ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Ireland.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Israel ETF

The Corgi Israel ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Israel.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Italy ETF

The Corgi Italy ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Italy.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Japan ETF

The Corgi Japan ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Japan.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Kuwait ETF

The Corgi Kuwait ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Kuwait.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Malaysia ETF

The Corgi Malaysia ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Malaysia.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Mexico ETF

The Corgi Mexico ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Mexico.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Netherlands ETF

The Corgi Netherlands ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the Netherlands.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi New Zealand ETF

The Corgi New Zealand ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in New Zealand.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Norway ETF

The Corgi Norway ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Norway.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Peru ETF

The Corgi Peru ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Peru.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Philippines ETF

The Corgi Philippines ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in the Philippines.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Poland ETF

The Corgi Poland ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Poland.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Qatar ETF

The Corgi Qatar ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large-, mid- and small-capitalization equity securities of companies located in Qatar.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Saudi Arabia ETF

The Corgi Saudi Arabia ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Saudi Arabia.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Singapore ETF

The Corgi Singapore ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Singapore.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi South Africa ETF

The Corgi South Africa ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in South Africa.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi South Korea ETF

The Corgi South Korea ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in South Korea.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Spain ETF

The Corgi Spain ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Spain.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Sweden ETF

The Corgi Sweden ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Sweden.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Switzerland ETF

The Corgi Switzerland ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Switzerland.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Taiwan ETF

The Corgi Taiwan ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Taiwan.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Thailand ETF

The Corgi Thailand ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Thailand.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi Turkey ETF

The Corgi Turkey ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in Turkey.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi United Kingdom ETF

The Corgi United Kingdom ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the United Kingdom.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Corgi UAE ETF

The Corgi UAE ETF (the "Fund") seeks to track the investment results of an index that measures the performance of large- and mid-capitalization equity securities of companies located in the United Arab Emirates.

The Fund's investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders.

Principal Investment Strategies

All Funds

Each Fund is an exchange-traded fund ("ETF") that seeks to provide investment results that, before fees and expenses, track the investment results of its respective index (for each Fund, its "Index"). The Funds are passively managed and generally seek to track their Indexes rather than outperform them. The Funds do not generally take defensive positions in response to market conditions.

Index-tracking approach; replication and representative sampling. In seeking to track its Index, each Fund generally uses either a full replication approach or a representative sampling strategy, depending on the Fund's Index composition, the number and liquidity of Index constituents, the Fund's size, transaction costs, and other considerations. The Fund's principal investment strategy disclosure indicates which approach each Fund generally expects to use. Under a full replication approach, the Fund generally seeks to invest in all (or substantially all) of the securities included in the Index in approximately the same proportions as the Index. Under a representative sampling strategy, the Fund invests in a sample of securities that, in the aggregate, is expected to have investment characteristics similar to those of its Index. As a result, the Fund is not required to purchase each security included in its Index and may hold a subset of Index constituents. Depending on market conditions, Fund size, transaction costs, liquidity, and other considerations, a Fund may shift between full replication and representative sampling. Because each Fund invests in foreign securities, representative sampling may involve additional complexity, including differences in market trading hours and time zones, varying levels of liquidity across foreign exchanges, and differences in settlement cycles.

In constructing and maintaining the portfolio, the Adviser generally considers characteristics intended to align a Fund with its Index, including (as applicable): market capitalization, sector and industry exposure, investment style (growth, value, or blend), individual security weightings, and liquidity.

Index changes; rebalancing; turnover. Each Index is updated periodically (generally quarterly or semi-annually, depending on the Index methodology). In connection with scheduled Index updates and other Index changes (including additions, deletions, and reweightings), each Fund generally expects to rebalance its portfolio as needed to seek to maintain alignment with its Index. Portfolio turnover may occur as a result of Index changes, cash flows, and the ETF creation/redemption process.

80% investment policies. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes (as defined for purposes of Rule 35d-1 under the Investment Company Act of 1940, as amended (the "1940 Act")), in the types of investments suggested by the Fund's name (each, an "80% investment policy"). Each Fund considers the investments suggested by its name to be: (i) the securities that comprise its Index (the "Index Securities"); and (ii) investments that have economic characteristics that are substantially identical to those of the Index Securities, including depositary receipts representing Index Securities. Each Fund's 80% investment policy is a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund.

Country location of issuers. For purposes of each Fund's 80% policy and related disclosures, an issuer is considered to be 'located in' a particular country, or in a particular regional or sub-regional grouping of countries, if it is so classified by the applicable Index Provider under its country and regional classification methodology in effect from time to time. The Index Provider's classification generally reflects a combination of factors that may include the issuer's country of incorporation or domicile, the location of its principal executive offices, the primary listing of its securities, the location of its primary business operations, and the geographic distribution of its assets and revenues. The Index Provider's classification methodology may be revised, and an issuer's classification may change. Any such reclassification may, but need not, result in changes to a Fund's portfolio and is not, by itself, expected to require the Fund to depart from its 80% policy.

Cash management; other investments. For liquidity and operational purposes (including to facilitate the ETF creation and redemption process, meet expenses, and manage settlement timing), each Fund may hold cash and cash equivalents and may invest a portion of its assets in money market instruments, repurchase agreements, and money market funds (including money market funds advised by the Adviser), consistent with the Fund's investment objective and 80% investment policy. Because the Funds invest in foreign securities denominated in foreign currencies, each Fund may hold foreign currency positions and may incur costs associated with currency conversion. The Funds do not hedge their foreign currency exposure. Differences in foreign settlement cycles (which may be longer than U.S. settlement cycles) may require the Funds to hold additional cash to meet settlement obligations.

Temporary departures. In unusual circumstances (for example, market disruptions, trading halts, foreign market closures, capital controls or repatriation restrictions, sanctions affecting particular countries or issuers, unusually large cash inflows or redemptions, or when it is not practicable to purchase Index Securities due to foreign market conditions), a Fund may temporarily hold a larger-than-typical portion of its assets in cash and cash equivalents or similar instruments. During such periods, a Fund may track its Index less closely.

Concentration. Each Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Index is so concentrated. The degree to which components of each Index represent certain sectors or industries may change over time.

Diversification status. Each Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each Fund may be more sensitive to any single economic, business, political, regulatory, or other occurrence affecting a particular issuer or group of issuers than a diversified fund.

Securities lending. The Funds do not currently intend to engage in securities lending as a principal investment strategy. If approved by the Board in the future, a Fund may lend portfolio securities as described in the Statement of Additional Information.

Derivatives. The Funds do not expect to use derivatives as a principal investment strategy. A Fund may use index futures or other derivative instruments to equitize cash, manage portfolio transitions, or facilitate the creation and redemption process. Any such use is expected to be limited and incidental to the Fund's principal strategy of tracking its Index.

Borrowing. Each Fund may borrow money from banks for temporary or emergency purposes, including to meet redemptions, in amounts up to one-third of the Fund's total assets (including the amount borrowed). Borrowing may exaggerate changes in the Fund's NAV and may cause the Fund to incur additional expenses.

Tracking error and correlation . There is no guarantee that a Fund will achieve a high degree of correlation with its Index. A number of factors may affect a Fund's ability to track its Index, including: Fund expenses; the size and frequency of cash flows into and out of the Fund; the Fund's index-tracking approach (full replication or representative sampling); changes in the composition of the Index; corporate actions; tax considerations; fair-value pricing; and transaction costs associated with portfolio rebalancing; currency conversion costs; and withholding taxes on foreign dividends.

Additional Information for Single-Country and Regional Equity Funds The following information supplements the discussion above and applies specifically to the Funds in this Prospectus, each of which invests primarily in equity securities of issuers in a single foreign country or region.

Foreign securities and markets . Each Fund invests in securities of foreign issuers, which are traded on foreign exchanges or over-the-counter markets. Foreign markets may be less liquid, more volatile, and subject to less government oversight than U.S. markets. Settlement procedures in foreign markets may differ from those in the United States, and foreign settlement cycles may be longer. Foreign securities are generally denominated in foreign currencies, and the Funds do not hedge their foreign currency exposure.

Emerging market securities. Certain Funds invest in securities of issuers in emerging market countries. Emerging market countries generally have less developed economies, less mature legal and regulatory systems, and less transparent corporate governance and disclosure standards. Securities markets in emerging market countries may have lower trading volumes, wider bid-ask spreads, and more frequent trading suspensions. Settlement and clearing mechanisms may be less reliable, and custody arrangements may involve additional risks.

Custody and settlement. Each Fund relies on foreign sub-custodians and securities depositories to hold its portfolio securities. Foreign custody arrangements are subject to different rules and regulations than domestic arrangements, and the Fund may have limited recourse in the event of loss. Settlement cycles in certain foreign markets may be longer than in the United States (T+2 or T+3 versus T+1), which may require the Funds to hold additional cash to meet settlement obligations and may increase the risk of failed trades.

Principal Risks of Investing in the Funds

The following provides additional information regarding the principal risks identified under "Principal Risks of Investing in the Fund" in each Fund's "Fund Summary" section.

Equity Market Risk (Applicable to all Funds). Each Fund's investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. Each Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect each Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

Foreign Securities Risk (Applicable to all Funds). Investments in securities of non-U.S. issuers may be less liquid, more volatile, and harder to value than U.S. securities. Foreign markets may have different regulatory, legal, accounting, auditing, and financial reporting standards. Foreign securities may be subject to the risks of expropriation, nationalization, or confiscation of assets and property, foreign taxation, limitations on the repatriation of capital, political, social, and economic instability, armed conflict, and the imposition of sanctions, tariffs, or other government restrictions. These risks may be heightened in countries with less developed or less transparent legal and regulatory systems. To the extent the Fund invests in a limited number of countries, events in those countries will have a more significant impact on the Fund. Differences in settlement practices, custody arrangements, and local market conventions may increase transaction costs and introduce additional operational risks for the Fund. In the event of the imposition of comprehensive sanctions or trading restrictions affecting one or more countries to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Currency Risk (Applicable to all Funds). Because each Fund invests in securities denominated in foreign currencies, changes in currency exchange rates could reduce investment returns or increase investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of governments and central banks, speculation, and other factors. A strengthening U.S. dollar relative to foreign currencies may reduce the value of the Fund's foreign holdings. The Fund may also incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks, or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Latin America Risk (Applicable to Corgi Latin America ETF). The Fund invests in securities of issuers located in Latin American countries, which may subject the Fund to risks not typically associated with investments in more developed markets. Latin American economies may be particularly susceptible to political instability, corruption, changes in government, social unrest, inflation, currency devaluations, commodity price volatility, trade disputes, and changes in trade policy. Many Latin American countries depend heavily on the export of commodities such as oil, metals, and agricultural products, making their economies vulnerable to fluctuations in global commodity prices. Government intervention in the economy, including price controls, expropriation, nationalization, and restrictions on the repatriation of capital, may adversely affect the Fund's investments. Legal and regulatory frameworks in Latin American countries may be less developed, less transparent, and subject to more rapid change. Corruption and political instability in certain Latin American countries may also affect the Fund's investments.

Australia Risk (Applicable to Corgi Australia ETF). The Australian economy is heavily dependent on the export of natural resources and commodities, including iron ore, coal, gold, and liquefied natural gas. As a result, the Australian economy and the Fund's investments may be significantly affected by changes in global commodity prices, demand from key trading partners (particularly China), and natural disasters. Australia's geographic isolation may also contribute to higher transportation costs and trade challenges. The Australian dollar may fluctuate significantly relative to the U.S. dollar, and changes in monetary policy by the Reserve Bank of Australia may affect the value of the Fund's investments. The Australian equity market is relatively concentrated, with a significant portion of total market capitalization attributable to a limited number of large issuers in the financials and materials sectors.

Austria Risk (Applicable to Corgi Austria ETF). The Austrian equity market is relatively small and concentrated, with a limited number of issuers dominating the market. As a result, the Fund's investments may be more susceptible to the performance of a small number of companies and sectors, particularly financials and energy. Austria's economy is closely linked to the broader European economy, particularly Germany, and may be adversely affected by economic slowdowns, changes in European Union policies, and trade disruptions within Europe. The Austrian banking sector has significant exposure to Central and Eastern European markets, which may introduce additional credit and political risks. As a member of the European Union and the eurozone, Austria is subject to the monetary policies of the European Central Bank, which may not always align with Austrian domestic economic conditions.

Belgium Risk (Applicable to Corgi Belgium ETF). The Belgian equity market is relatively small and concentrated, with a limited number of large issuers, particularly in the chemicals, pharmaceuticals, and beverages sectors. Belgium's economy is highly open and dependent on trade, particularly within the European Union. As a result, economic slowdowns in major European trading partners may have a disproportionate impact on the Belgian economy and the Fund's investments. Belgium is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union, and changes to such policies or regulations may adversely affect the Fund's investments. Belgium's high public debt levels and complex multi-lingual governance structure may also present challenges.

Brazil Risk (Applicable to Corgi Brazil ETF). Brazil's economy is the largest in Latin America, but it is subject to political instability, corruption, policy uncertainty, and social unrest. The Brazilian economy depends heavily on the export of commodities, including iron ore, soybeans, oil, and agricultural products, making it vulnerable to fluctuations in global commodity prices and demand from key trading partners, particularly China. Brazil has experienced periods of high inflation, currency devaluation, and high interest rates, which may adversely affect the Fund's investments. The Brazilian real may fluctuate significantly relative to the U.S. dollar. Government intervention in the economy, including price controls, changes in tax policy, and regulatory changes, may also adversely affect the Fund's investments. Brazil's legal and regulatory framework may be less predictable than that of more developed markets, and judicial proceedings may be lengthy and uncertain.

Canada Risk (Applicable to Corgi Canada ETF). The Canadian economy is heavily dependent on the export of natural resources, including oil, natural gas, metals, and timber. As a result, the Canadian economy and the Fund's investments may be significantly affected by changes in global commodity prices and demand. Canada's largest trading partner is the United States, and changes in U.S. trade policy, tariffs, or economic conditions may have a disproportionate impact on the Canadian economy. The Canadian equity market is relatively concentrated, with a significant portion of total market capitalization attributable to a limited number of large issuers in the financials and energy sectors. Changes in monetary policy by the Bank of Canada and fluctuations in the Canadian dollar relative to the U.S. dollar may also affect the value of the Fund's investments.

Chile Risk (Applicable to Corgi Chile ETF). Chile's economy is heavily dependent on the production and export of copper and other minerals, making it vulnerable to fluctuations in global commodity prices. The Chilean equity market is relatively small and concentrated, with a limited number of issuers in the materials and financials sectors representing a significant portion of the market. Chile has experienced periods of social unrest and political instability, and changes in government policy, including potential changes to the mining tax regime, pension system, and constitutional framework, may adversely affect the Fund's investments. The Chilean peso may fluctuate significantly relative to the U.S. dollar.

China Risk (Applicable to Corgi China ETF). Investing in Chinese securities involves significant risks, including risks associated with the Chinese government's exercise of substantial control over the economy and financial markets. The Chinese government may intervene in the economy, financial markets, or specific industries in ways that are unpredictable and may adversely affect the Fund's investments, including through regulatory crackdowns, restrictions on foreign investment, changes in listing requirements, data privacy regulations, and forced delistings. Chinese securities may be accessed through various structures, including China A-shares via the Stock Connect programs linking the Hong Kong and Shanghai/Shenzhen exchanges, which are subject to quota limitations, suspension of trading, and regulatory risks. Variable interest entity ("VIE") structures used by certain Chinese companies to raise foreign capital may not be enforceable under Chinese law, and the Chinese government has indicated that it may impose restrictions on VIE structures. U.S.-China geopolitical tensions, including trade wars, technology restrictions, sanctions, and potential investment restrictions or delisting requirements, may adversely affect the value of Chinese securities. The Chinese yuan (renminbi) is not freely convertible, and its value is influenced by government controls and intervention. Chinese accounting standards and disclosure requirements may differ from U.S. standards, making it more difficult to evaluate Chinese companies. The Public Company Accounting Oversight Board (“PCAOB”) has historically faced challenges in inspecting audit work papers for China-based companies. Under the Holding Foreign Companies Accountable Act (“HFCAA”), if the PCAOB determines that it is unable to inspect or investigate completely an issuer’s auditor for two consecutive years, the issuer’s securities are subject to trading prohibitions and potential delisting from U.S. exchanges. If this occurs with respect to Index constituents, the Fund may be required to dispose of affected securities at disadvantageous prices, which could result in material losses to the Fund and significant tracking difference. In the event of the imposition of comprehensive sanctions or trading restrictions affecting China, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in China, and a portion or all of the value of such holdings could be lost.

Colombia Risk (Applicable to Corgi Colombia ETF). The Colombian equity market is relatively small and illiquid, with a limited number of issuers. Colombia's economy depends significantly on the export of oil, coal, and other commodities, making it vulnerable to fluctuations in global commodity prices. Colombia has experienced periods of political instability, internal armed conflict, and social unrest, which may adversely affect the Fund's investments. Changes in government policy, including tax reform, regulatory changes affecting the energy sector, and potential restrictions on foreign investment, may also affect the Fund's investments. The Colombian peso may fluctuate significantly relative to the U.S. dollar. Colombia's legal and regulatory framework may be less developed and less transparent than those of more developed markets.

Denmark Risk (Applicable to Corgi Denmark ETF). The Danish equity market is relatively small and highly concentrated, with a limited number of large issuers, particularly in the health care and industrials sectors. A significant portion of the Danish equity market's capitalization may be attributable to a single issuer or a small number of issuers, which means the Fund's performance may be heavily dependent on the performance of those issuers. Denmark is a member of the European Union but has opted out of the eurozone and maintains its own currency, the Danish krone, which is pegged to the euro. Changes in the peg or European monetary policy may affect the value of the Fund's investments. Denmark's economy is relatively small and open, and may be adversely affected by developments in the broader European economy.

Finland Risk (Applicable to Corgi Finland ETF). The Finnish equity market is relatively small and concentrated, with a limited number of issuers in the industrials and technology sectors. Finland's economy is highly dependent on exports, particularly to other European countries, and may be adversely affected by economic slowdowns in Europe or disruptions to global trade. As a member of the eurozone, Finland is subject to the monetary policies of the European Central Bank, which may not always align with Finnish domestic economic conditions. Finland's geographic proximity to Russia introduces additional geopolitical risks, including potential trade disruptions and security concerns.

France Risk (Applicable to Corgi France ETF). France has one of the largest economies in Europe, but it faces structural challenges including high public debt, a complex regulatory environment, and rigid labor markets. The French equity market, while large, may be concentrated in certain sectors, including luxury goods, industrials, and energy. France is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union, and changes to EU policies, fiscal rules, or the eurozone framework may adversely affect the Fund's investments. Social unrest, strikes, and political uncertainty, including changes in government, may also affect the French economy and the Fund's investments.

Germany Risk (Applicable to Corgi Germany ETF). Germany has the largest economy in Europe and is heavily dependent on exports, particularly of automobiles, machinery, and chemicals. As a result, the German economy and the Fund's investments may be significantly affected by changes in global trade conditions, tariffs, and demand from key trading partners. Germany's dependence on imported energy, particularly natural gas, introduces vulnerability to energy supply disruptions and price volatility. Germany is subject to the monetary policies of the European Central Bank and the regulatory framework of the European Union. The German equity market may be concentrated in certain sectors, including industrials, automotive, and technology.

Greece Risk (Applicable to Corgi Greece ETF). The Greek equity market is relatively small and illiquid, with a limited number of issuers. Greece has experienced severe economic and financial crises, including sovereign debt restructuring, capital controls, and banking sector instability. While conditions have improved, Greece continues to face elevated public debt levels, structural economic challenges, and dependence on tourism and shipping. The Greek economy may be adversely affected by economic conditions in the broader European Union, and as a eurozone member, Greece is subject to the monetary policies of the European Central Bank, which may not always align with Greek domestic economic conditions. Political uncertainty and the potential for policy reversals may also affect the Fund's investments.

Hong Kong Risk (Applicable to Corgi Hong Kong ETF). Hong Kong operates as a Special Administrative Region of China under the "one country, two systems" framework, which is scheduled to expire in 2047. The political, legal, and regulatory environment in Hong Kong may be affected by developments in mainland China, including changes to Hong Kong's autonomy, legal system, and civil liberties. The Hong Kong dollar is pegged to the U.S. dollar, and any change to this peg could significantly affect the value of the Fund's investments. The Hong Kong equity market is heavily concentrated in the financials and real estate sectors and may also include significant exposure to mainland Chinese companies listed in Hong Kong. U.S.-China geopolitical tensions may adversely affect the Hong Kong market. Hong Kong's economy is heavily dependent on trade, financial services, and tourism, and may be affected by developments in mainland China and the broader Asian region. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Hong Kong, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Hong Kong, and a portion or all of the value of such holdings could be lost.

India Risk (Applicable to Corgi India ETF). India's securities markets are subject to greater government regulation and intervention than markets in more developed countries. Foreign investment in Indian securities is subject to restrictions, including limits on foreign ownership of Indian companies and requirements related to Foreign Portfolio Investor ("FPI") registration. India has experienced periods of political instability, religious and ethnic tensions, and geopolitical conflicts, including border disputes with neighboring countries. The Indian economy may be adversely affected by changes in government policy, including tax policy, trade restrictions, and regulatory changes. India's economy is growing rapidly but faces challenges related to infrastructure, income inequality, and bureaucratic complexity. The Indian rupee may fluctuate significantly relative to the U.S. dollar, and currency controls or restrictions on repatriation of capital may affect the Fund's ability to liquidate positions or realize gains.

Indonesia Risk (Applicable to Corgi Indonesia ETF). Indonesia is the largest economy in Southeast Asia, but its securities markets are subject to greater volatility and less liquidity than markets in more developed countries. Indonesia's economy depends on the export of commodities, including palm oil, coal, nickel, and natural gas, making it vulnerable to fluctuations in global commodity prices. Indonesia has experienced periods of political instability, ethnic tensions, and natural disasters, including earthquakes, tsunamis, and volcanic eruptions. Government regulation of the economy, including restrictions on foreign investment in certain sectors, may adversely affect the Fund's investments. The Indonesian rupiah may fluctuate significantly relative to the U.S. dollar.

Ireland Risk (Applicable to Corgi Ireland ETF). The Irish equity market is relatively small and concentrated, with a limited number of issuers. Ireland's economy is highly open and dependent on foreign direct investment, particularly from U.S. multinational corporations, and on trade with the United Kingdom and the European Union. Changes in global corporate tax policy, including international tax reform initiatives, may disproportionately affect Irish-domiciled companies and the Irish economy. Ireland is a member of the eurozone and is subject to the monetary policies of the European Central Bank. The effects of the United Kingdom's withdrawal from the European Union may also affect the Irish economy, particularly in sectors with significant cross-border trade with Northern Ireland and Great Britain.

Israel Risk (Applicable to Corgi Israel ETF). Israel's economy is subject to significant geopolitical risks, including ongoing conflicts and tensions with neighboring countries and territories, the risk of armed conflict, terrorism, and military operations. These risks may adversely affect the Israeli economy, disrupt markets, and negatively impact the Fund's investments. Israel's equity market is relatively small and concentrated, with significant exposure to the information technology and health care sectors. International sanctions, boycotts, or divestment campaigns targeting Israel may also affect certain issuers in the Index. The Israeli new shekel may fluctuate significantly relative to the U.S. dollar. Israel's military draft requirements may affect the labor market and the operations of Israeli companies. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Israel, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Israel, and a portion or all of the value of such holdings could be lost.

Italy Risk (Applicable to Corgi Italy ETF). Italy has one of the largest economies in Europe, but it faces significant structural challenges, including high public debt levels, slow economic growth, a complex regulatory environment, and banking sector fragility. The Italian equity market is heavily weighted toward the financials sector, and the Italian banking system has historically faced challenges related to non-performing loans. Italy is subject to the monetary policies of the European Central Bank and the fiscal rules of the European Union. Political instability, including frequent changes in government and policy uncertainty, may adversely affect the Fund's investments. Italy's economic performance may also be affected by developments in the broader European economy.

Japan Risk (Applicable to Corgi Japan ETF). Japan has one of the largest and most developed economies in the world, but it faces structural challenges including demographic decline, an aging population, high public debt levels, and deflationary pressures. The Bank of Japan's monetary policy, which has historically included ultra-low interest rates and large-scale asset purchases, may affect the value of Japanese securities and the Japanese yen. Changes in monetary policy, including the unwinding of accommodative measures, could lead to significant market volatility. Japan's economy is heavily dependent on exports, particularly of automobiles, electronics, and machinery, and may be adversely affected by changes in global trade conditions, tariffs, and competition from other Asian economies. Geopolitical risks, including tensions in the Korean Peninsula and with China, may also affect the Fund's investments. The Japanese yen may fluctuate significantly relative to the U.S. dollar, particularly during periods of monetary policy divergence between the Bank of Japan and the U.S. Federal Reserve.

Kuwait Risk (Applicable to Corgi Kuwait ETF). Kuwait's economy is heavily dependent on oil production and exports, making it highly vulnerable to fluctuations in global oil prices. The Kuwaiti equity market is relatively small, concentrated, and less liquid than markets in more developed countries, with a significant portion of market capitalization attributable to the financials sector and government-related entities. Kuwait is located in a region subject to geopolitical risks, including political tensions, armed conflicts, and terrorism. Government ownership and control of significant portions of the economy, including through sovereign wealth funds, may affect corporate governance and market dynamics. Foreign ownership restrictions may limit the Fund's ability to invest in certain Kuwaiti securities. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Kuwait, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Kuwait, and a portion or all of the value of such holdings could be lost.

Malaysia Risk (Applicable to Corgi Malaysia ETF). Malaysia's economy is dependent on the export of commodities, including palm oil, rubber, petroleum, and liquefied natural gas, as well as manufactured goods, particularly electronics and semiconductors. Changes in global commodity prices or demand for electronics may adversely affect the Malaysian economy and the Fund's investments. The Malaysian equity market has significant government-linked company exposure, and government policy decisions may disproportionately affect the market. Malaysia has experienced periods of political uncertainty, corruption scandals, and policy reversals. The Malaysian ringgit may fluctuate significantly relative to the U.S. dollar, and capital controls, while not currently in effect, have been imposed in the past.

Mexico Risk (Applicable to Corgi Mexico ETF). Mexico's economy is closely linked to the United States, its largest trading partner, and may be adversely affected by changes in U.S. trade policy, tariffs, immigration policy, or economic conditions. Mexico is a significant exporter of manufactured goods, petroleum, and agricultural products. The Mexican equity market is relatively concentrated, with a limited number of large issuers controlling a significant portion of the market. Mexico has experienced periods of political uncertainty, corruption, violence related to organized crime, and regulatory changes, including changes to the energy and mining sectors. The Mexican peso may fluctuate significantly relative to the U.S. dollar. Changes in monetary policy by the Bank of Mexico and changes in oil prices may also affect the Fund's investments.

Netherlands Risk (Applicable to Corgi Netherlands ETF). The Dutch equity market is relatively concentrated, with a small number of large multinational companies, particularly in the semiconductor, energy, and consumer goods sectors, representing a significant portion of total market capitalization. As a result, the Fund's performance may be heavily dependent on the performance of a limited number of issuers. The Netherlands is highly open and trade-dependent, and its economy may be adversely affected by trade disruptions within the European Union or globally. As a eurozone member, the Netherlands is subject to the monetary policies of the European Central Bank. Export control regulations, particularly those affecting semiconductor equipment and technology, may affect certain Dutch companies.

New Zealand Risk (Applicable to Corgi New Zealand ETF). The New Zealand equity market is very small and highly concentrated, with a very limited number of issuers. New Zealand's economy is heavily dependent on agricultural exports, particularly dairy products, meat, and forestry products, making it vulnerable to fluctuations in global commodity prices and trade conditions. The New Zealand dollar may fluctuate significantly relative to the U.S. dollar. New Zealand's geographic isolation may contribute to higher transportation costs and limited economic diversification. The economy may also be affected by changes in trade relationships with key partners, including Australia and China, and by natural disasters such as earthquakes.

Norway Risk (Applicable to Corgi Norway ETF). Norway's economy and equity market are heavily dependent on the energy sector, particularly oil and natural gas production. As a result, the Fund's investments may be significantly affected by changes in global energy prices, OPEC+ production decisions, and the transition to renewable energy. The Norwegian equity market is relatively small and concentrated, with a limited number of large issuers. Norway is not a member of the European Union but is part of the European Economic Area. The Norwegian krone may fluctuate significantly relative to the U.S. dollar, and its value is influenced by energy prices and the monetary policy of Norges Bank. Government ownership of significant portions of the Norwegian economy, including through the Government Pension Fund Global, may affect corporate governance and market dynamics.

Peru Risk (Applicable to Corgi Peru ETF). Peru's economy is heavily dependent on the mining sector, particularly copper and gold production, making it vulnerable to fluctuations in global commodity prices. The Peruvian equity market is very small and illiquid, with a very limited number of issuers. Peru has experienced periods of political instability, including frequent changes in government, impeachments, and social unrest. Changes in government policy, including mining regulations, environmental regulations, and tax policy, may adversely affect the Fund's investments. The Peruvian sol may fluctuate significantly relative to the U.S. dollar. Peru is also subject to natural disaster risk, including earthquakes.

Philippines Risk (Applicable to Corgi Philippines ETF). The Philippine equity market is relatively small and concentrated, with a limited number of large conglomerates controlling a significant portion of the market. The Philippine economy depends on remittances from overseas workers, business process outsourcing, and the services sector. The Philippines is subject to geopolitical risks, including territorial disputes in the South China Sea, as well as domestic political uncertainty, corruption, and infrastructure challenges. The Philippines is vulnerable to natural disasters, including typhoons, earthquakes, and volcanic eruptions, which may disrupt the economy and adversely affect the Fund's investments. The Philippine peso may fluctuate significantly relative to the U.S. dollar. Foreign ownership restrictions apply to certain industries.

Poland Risk (Applicable to Corgi Poland ETF). Poland is the largest economy in Central Europe, but its equity market is relatively concentrated, with significant state ownership in key sectors including financials and energy. Government intervention in the economy, including through state-owned enterprises, regulatory changes, and changes in tax policy, may adversely affect the Fund's investments. Poland is a member of the European Union but has not adopted the euro, and its currency, the Polish zloty, may fluctuate significantly relative to the U.S. dollar. Poland's geographic proximity to the conflict in Ukraine introduces additional geopolitical risks, including potential trade disruptions, refugee flows, and increased defense spending. Rule of law concerns and disputes with European Union institutions may also create regulatory and political uncertainty.

Qatar Risk (Applicable to Corgi Qatar ETF). Qatar's economy is heavily dependent on the production and export of liquefied natural gas (LNG) and petroleum, making it highly vulnerable to fluctuations in global energy prices. The Qatari equity market is relatively small, concentrated, and less liquid than markets in more developed countries, with significant government and royal family ownership of major enterprises. Qatar is located in a region subject to geopolitical risks, including political tensions, diplomatic disputes, and the potential for armed conflict. The Qatari riyal is pegged to the U.S. dollar, and any change to this peg could affect the Fund's investments. Foreign ownership restrictions may limit the Fund's ability to invest in certain Qatari securities. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Qatar, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Qatar, and a portion or all of the value of such holdings could be lost.

Saudi Arabia Risk (Applicable to Corgi Saudi Arabia ETF). Saudi Arabia's economy is heavily dependent on oil production and exports, making it highly vulnerable to fluctuations in global oil prices and OPEC+ production decisions. The Saudi government is pursuing an ambitious economic diversification program (Vision 2030), but the success and timeline of these reforms are uncertain. The Saudi equity market has significant government and government-related entity participation, and the Fund's performance may be affected by decisions of the Saudi government or Saudi Aramco. Saudi Arabia is located in a region subject to significant geopolitical risks, including political tensions, armed conflicts, and terrorism. The Saudi riyal is pegged to the U.S. dollar. Foreign ownership of Saudi securities has historically been restricted, and while recent reforms have expanded foreign access, certain limitations may remain. Saudi Arabia's legal system is based on Islamic (Sharia) law, which may result in different legal outcomes for shareholders compared to common law or civil law jurisdictions. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Saudi Arabia, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Saudi Arabia, and a portion or all of the value of such holdings could be lost.

Singapore Risk (Applicable to Corgi Singapore ETF). The Singapore equity market is relatively small and concentrated, with significant exposure to the financials, real estate, and industrials sectors. Singapore is a major global financial center and trading hub, and its economy is highly open and trade-dependent, making it vulnerable to changes in global trade conditions and regional economic performance. The Singapore economy may also be affected by developments in China and the broader Asian region. The Singapore dollar is managed through a trade-weighted exchange rate band by the Monetary Authority of Singapore, and monetary policy decisions may affect the value of the Fund's investments. Singapore's small geographic size and limited natural resources make it dependent on imports for essential commodities.

South Africa Risk (Applicable to Corgi South Africa ETF). South Africa has the most developed economy in Africa, but it faces significant challenges including high unemployment, income inequality, infrastructure deterioration (including electricity shortages and load shedding), and social unrest. The South African equity market is relatively concentrated, with a limited number of large issuers in the financials and materials sectors. South Africa's economy depends significantly on the export of minerals and metals, including gold, platinum, and coal, making it vulnerable to fluctuations in global commodity prices. The South African rand is one of the most volatile emerging market currencies and may fluctuate significantly relative to the U.S. dollar. Political uncertainty, corruption, and policy changes, including potential land reform and Black Economic Empowerment (BEE) policies, may adversely affect the Fund's investments.

South Korea Risk (Applicable to Corgi South Korea ETF). South Korea's economy is export-dependent, with significant reliance on the technology, semiconductor, and automotive sectors. The Korean equity market is concentrated, with large conglomerates ("chaebols") such as Samsung and Hyundai representing a significant portion of the market. The Fund's performance may be heavily influenced by the performance of a small number of issuers. South Korea faces geopolitical risks related to North Korea, including the risk of military confrontation, which could significantly disrupt markets and the economy. The South Korean won may fluctuate significantly relative to the U.S. dollar. Government regulation and intervention, including currency intervention and changes in industrial policy, may also affect the Fund's investments.

Spain Risk (Applicable to Corgi Spain ETF). Spain's economy has experienced periods of economic difficulty, including banking sector stress, real estate market downturns, and high unemployment. The Spanish equity market is concentrated in the financials, utilities, and telecommunications sectors. Spain is subject to the monetary policies of the European Central Bank and the fiscal rules of the European Union. Political uncertainty, including regional independence movements (such as Catalonia) and fragmented coalition governments, may adversely affect the Spanish economy and the Fund's investments. Spain's economy has significant exposure to Latin American markets through its banking and telecommunications sectors, which may introduce additional risks.

Sweden Risk (Applicable to Corgi Sweden ETF). Sweden has a well-developed, export-oriented economy, but its equity market is relatively concentrated, with significant exposure to the industrials, financials, and health care sectors. Sweden is a member of the European Union but has not adopted the euro, and its currency, the Swedish krona, may fluctuate significantly relative to the U.S. dollar. Sweden's economy is dependent on exports and may be adversely affected by economic slowdowns in Europe and changes in global trade conditions. Sweden's geographic proximity to Russia and the Baltic states introduces additional geopolitical considerations.

Switzerland Risk (Applicable to Corgi Switzerland ETF). The Swiss equity market is highly concentrated, with a small number of very large multinational companies, particularly in the health care, consumer staples, and financials sectors, representing a very significant portion of total market capitalization. As a result, the Fund's performance may be heavily dependent on the performance of a limited number of issuers. Switzerland is not a member of the European Union and maintains its own currency, the Swiss franc, which is considered a "safe haven" currency and may appreciate significantly during periods of global market stress, potentially affecting the Fund's returns. The Swiss National Bank's monetary policy decisions, including interventions in currency markets, may affect the value of the Swiss franc and the Fund's investments. Switzerland's relationship with the European Union, including bilateral agreements on trade and market access, may affect Swiss companies with significant European operations.

Taiwan Risk (Applicable to Corgi Taiwan ETF). Taiwan's equity market is highly concentrated in the information technology and semiconductor sectors, with a single company (Taiwan Semiconductor Manufacturing Company) potentially representing a very significant portion of the Index. As a result, the Fund's performance may be heavily dependent on the performance of a single issuer or a small number of issuers. Taiwan faces significant geopolitical risks related to its relationship with China, including the risk of military confrontation, blockade, or other forms of coercion, which could significantly disrupt markets, trade, and the economy. The global semiconductor supply chain is heavily dependent on Taiwan-based manufacturers, and any disruption to this supply chain could have broad economic consequences. The New Taiwan dollar may be affected by cross-strait tensions and government intervention in currency markets. Foreign investment in Taiwanese securities may be subject to regulatory restrictions and reporting requirements.

Thailand Risk (Applicable to Corgi Thailand ETF). Thailand has experienced multiple military coups and political crises, and political instability remains a significant risk. The Thai equity market may be affected by domestic political developments, including changes in government, constitutional amendments, and social unrest. Thailand's economy is dependent on exports, tourism, and manufacturing, and may be affected by changes in global trade conditions and demand from key trading partners, including China. The Thai baht may fluctuate significantly relative to the U.S. dollar. Thailand has imposed capital controls in the past, and future interventions cannot be ruled out. The Thai equity market is relatively concentrated, with limited liquidity in certain segments. Foreign ownership restrictions apply to certain Thai sectors.

Turkey Risk (Applicable to Corgi Turkey ETF). Turkey has experienced significant macroeconomic instability, including periods of very high inflation, rapid currency depreciation, and unconventional monetary policy. The Turkish lira has been among the most volatile emerging market currencies and has experienced severe declines relative to the U.S. dollar. Government intervention in the economy and the central bank's monetary policy, including attempts to maintain artificially low interest rates despite high inflation, may adversely affect the Fund's investments. Turkey faces geopolitical risks, including tensions with neighboring countries, involvement in regional conflicts, strained relationships with Western allies, and the potential for sanctions. Political instability, erosion of judicial independence, and centralization of power may create additional uncertainty. The Turkish equity market is relatively concentrated, with significant exposure to the financials sector. In the event of the imposition of comprehensive sanctions or trading restrictions affecting Turkey, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in Turkey, and a portion or all of the value of such holdings could be lost.

United Kingdom Risk (Applicable to Corgi United Kingdom ETF). The United Kingdom's withdrawal from the European Union ("Brexit") has created uncertainty regarding the United Kingdom's future trade relationships, regulatory framework, and economic performance. The full effects of Brexit on the UK economy, including trade barriers, reduced access to European markets, and regulatory divergence, continue to evolve and may adversely affect the Fund's investments. The British pound sterling may fluctuate significantly relative to the U.S. dollar. The UK equity market, while large and well-developed, includes many multinational companies whose revenues are generated globally, which may reduce the correlation between UK market performance and the UK domestic economy. Changes in monetary policy by the Bank of England and fiscal policy by the UK government may affect the value of the Fund's investments. The UK has experienced periods of political uncertainty, including leadership changes and policy reversals.

UAE Risk (Applicable to Corgi UAE ETF). The UAE's economy has historically been dependent on oil and gas revenues, although it has made significant progress in diversifying into financial services, tourism, real estate, and logistics. The UAE equity market is relatively concentrated, with significant government and government-related entity ownership of major companies. The UAE dirham is pegged to the U.S. dollar, and any change to this peg could affect the Fund's investments. The UAE is located in a region subject to geopolitical risks, including political tensions, armed conflicts, and terrorism. Foreign ownership restrictions may apply to certain UAE securities, although recent reforms have expanded foreign ownership limits in certain sectors. The real estate sector, which represents a significant portion of the UAE equity market, has historically experienced boom and bust cycles. In the event of the imposition of comprehensive sanctions or trading restrictions affecting the United Arab Emirates, the Fund may be unable to sell or trade securities of issuers domiciled in or with material operations in the United Arab Emirates, and a portion or all of the value of such holdings could be lost.

Emerging Markets Risk (Applicable to: Corgi Latin America ETF, Corgi Brazil ETF, Corgi Chile ETF, Corgi China ETF, Corgi Colombia ETF, Corgi Greece ETF, Corgi India ETF, Corgi Indonesia ETF, Corgi Kuwait ETF, Corgi Malaysia ETF, Corgi Mexico ETF, Corgi Peru ETF, Corgi Philippines ETF, Corgi Poland ETF, Corgi Qatar ETF, Corgi Saudi Arabia ETF, Corgi South Africa ETF, Corgi South Korea ETF, Corgi Taiwan ETF, Corgi Thailand ETF, Corgi Turkey ETF, Corgi UAE ETF). Investments in securities of issuers in emerging market countries involve risks greater than, or in addition to, the risks of investing in more developed countries. These risks include: less developed or less transparent legal and regulatory systems; greater political, social, and economic instability; higher volatility and lower market liquidity; less reliable custody and settlement practices; limited and less reliable information available about issuers; and a greater risk of expropriation, nationalization, confiscation, or imposition of capital controls or other restrictions on foreign investment. Emerging market securities may also be subject to rapid and unpredictable changes in currency exchange rates. Securities markets in emerging market countries may be smaller, less liquid, and more volatile than those in developed countries, and securities may trade less frequently and have wider bid-ask spreads. In the event of the imposition of comprehensive sanctions or trading restrictions affecting an emerging market country to which the Fund has exposure, the Fund may be unable to sell or trade affected securities, and a portion or all of the value of such holdings could be lost.

Geographic/Regional Concentration Risk (Applicable to all Funds). Each Fund invests substantially all of its assets in securities of issuers located in a single country or region. As a result, each Fund's performance will be closely tied to the economic, political, and social conditions in that country or region and may be more volatile than the performance of more geographically diversified funds. Adverse developments in a concentrated country or region, including political instability, armed conflict, economic recession, currency devaluation, natural disasters, or changes in trade policy, may have a disproportionately negative effect on the Fund's performance.

Concentration Risk (Applicable to all Funds). To the extent a Fund's underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) to approximately the same extent. As a result, adverse developments affecting a concentrated industry or sector may have a disproportionately negative effect on the Fund's performance compared with a more diversified portfolio. For funds investing in international and emerging market securities, concentration risk may be compounded by country-specific regulatory, political, or economic factors that affect particular industries differently across jurisdictions.

Non-Diversified Fund Risk (Applicable to all Funds). Because each Fund is classified as "non-diversified," it may invest a larger percentage of its assets in a limited number of issuers than a diversified fund. To the extent a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund may be more susceptible to the risks associated with those issuers than a diversified fund, and a decline in the value of a particular investment may affect the Fund's overall value more than it would affect a diversified fund.

Index-Related Risk (Applicable to all Funds). Each Fund seeks to track the performance of an index (each, an "Index"), and therefore is subject to risks associated with index construction, maintenance, and use.

Index Calculation & Methodology Risk (Applicable to all Funds). The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index's published values. These risks may increase transaction costs and contribute to tracking difference.

Unaffiliated Index Provider Risk (Applicable to all Funds). The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider's determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund. The Index Provider may also modify its methodology at any time without prior notice to the Fund.

Third-Party Data Risk (Applicable to all Funds). The Index relies on third-party data (e.g., prices, amounts outstanding, classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values.

ETF Risks. (Applicable to all Funds) The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

National Closed Market Trading Risk (Applicable to all Funds). Foreign securities may be listed on exchanges that trade on days when the Fund does not price its shares (e.g., weekends and foreign holidays). As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or sell the Fund's shares. This may result in a difference between the last quoted foreign market price and the Fund's NAV, which may cause premiums or discounts to be amplified.

Liquidity Risk (Applicable to all Funds). Certain equity investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference.

Custody Risk (Applicable to all Funds). The Fund invests in securities of foreign issuers, which may be held by foreign sub-custodians, securities depositories, or clearing agencies. The Fund may have limited recourse in the event of loss of assets held in custody. Foreign sub-custodians may not be subject to the same regulatory oversight as domestic custodians, and the laws of certain countries may limit the Fund's ability to recover its assets if a sub-custodian enters bankruptcy or otherwise fails. Custody risk is heightened in jurisdictions with less developed markets or less robust settlement and custody infrastructure.

Tracking Difference and Tracking Error Risk (Applicable to all Funds). A Fund's results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. Tracking difference and tracking error may be higher during volatile markets, when equity liquidity is reduced, or when Index changes are difficult or costly to implement.

Passive Strategy Risk (Applicable to all Funds). Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund's performance may be negatively affected by declines in its Index. For funds tracking single-country or regional indexes, the passive strategy means the Fund will continue to hold securities in countries experiencing political instability, currency crises, or economic downturns without taking defensive action.

Operational and Cybersecurity Risk (Applicable to all Funds). Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund's ability to achieve its objective.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited experience managing a registered investment company. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract sufficient assets to achieve efficient operations and be economically viable. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. The Fund's distributor does not maintain a secondary market in the Shares.

Depositary Receipts Risk (Applicable to all Funds). Depositary receipts are subject to many of the risks of the underlying security. For some depositary receipts, the custodian or similar financial institution that holds the issuer's shares in a trust account is located in the issuer's home country. The Fund could be exposed to the credit risk of the custodian or financial institution, and in cases where the issuer's home country does not have developed financial markets, greater market risk. The depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. The Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder. There may be an increased possibility of untimely responses to certain corporate actions of the issuer in an unsponsored depositary receipt program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts.

Large Shareholder Risk (Applicable to all Funds). Certain large shareholders, including other funds or accounts advised by the Adviser or an affiliate of the Adviser, may from time to time own a substantial amount of the Fund's shares. In addition, a third-party investor, the Adviser or an affiliate of the Adviser, an authorized participant, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund's achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Mid-Capitalization Companies Risk (Applicable to all Funds). Securities issued by mid-capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, mid-capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by mid-capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Small-Capitalization Companies Risk (Applicable to: Corgi Austria ETF, Corgi Belgium ETF, Corgi Chile ETF, Corgi Colombia ETF, Corgi Denmark ETF, Corgi Finland ETF, Corgi Greece ETF, Corgi Ireland ETF, Corgi Israel ETF, Corgi Kuwait ETF, Corgi New Zealand ETF, Corgi Norway ETF, Corgi Peru ETF, Corgi Philippines ETF, Corgi Poland ETF, Corgi Qatar ETF). Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

Valuation Risk (Applicable to all Funds). The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset and from the value used by the Index, particularly for securities or other assets that trade in low volume or volatile markets, or that are valued using a fair value methodology as a result of trade suspensions, market closures, or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares.

Limited Shareholder Rights Risk (Applicable to all Funds). Under the Trust's Agreement and Declaration of Trust (the "Declaration of Trust"), shareholders have limited voting and other rights. The Declaration of Trust contains provisions that limit the ability of shareholders to bring derivative or direct actions, require actions to be brought in courts located in Delaware, and include a jury trial waiver. These provisions may limit a shareholder's ability to bring a claim against the Fund or its officers and trustees. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

PORTFOLIO HOLDINGS INFORMATION

The Funds' complete portfolio holdings will be made available on the Funds' website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Funds' policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

 Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], 2026, has $[ ] assets under management.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Advisory Agreement
A discussion of the basis for the Board's approval of the Advisory Agreement will appear in the Fund's Annual Report to shareholders for the period ended September 30, 2026, on Form N-CSR.

Portfolio Managers

The individuals primarily responsible for the day-to-day management of the Fund are Isaac Hargett, Anthony Crinieri, and Miles Braden, each a Portfolio Manager for the Adviser, each of whom has served as a portfolio manager of the Fund since 2026.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

 Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

 The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

 Each Fund's NAV is calculated as of the close of regular trading on [ ] (the "Exchange") (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

 The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

 Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

 Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

 Each Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

 The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

 For federal income tax purposes, distributions of a Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase). You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require each Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

 Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

 An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically.

Derivative and Direct Action Limitations. The Trust's Agreement and Declaration of Trust (the "Declaration of Trust") sets forth a detailed process for shareholders to bring derivative or direct actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Trust's Trustees. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the independent Trustees determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed unless they can demonstrate that the Trustees' decision was not a good-faith exercise of business judgment. In addition, shareholders owning Shares representing no less than a majority of the Fund's outstanding Shares must join in bringing any derivative action. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust, unless the shareholder has suffered a harm distinct from that of other shareholders. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

Exclusive Forum. The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

Jury Trial Waiver. The Declaration of Trust provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

[ ]

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

[ ]

[ ]

Custodian

[ ]

Investors may find more information about the Fund in the following documents:

Statement of Additional Information: The Fund's SAI includes further details about the Fund's investments and other information. A current SAI dated [       ], 2026, as supplemented from time to time, is on file with the SEC and is incorporated by reference into this Prospectus; it is legally part of this Prospectus.

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund's first annual report after operations commence, you will find a discussion of market conditions and investment strategies that materially affected performance. Form N-CSR contains the Fund's annual and semi-annual financial statements.

You can obtain free copies of these documents when available, request other information, or make general inquiries about the Fund by contacting: Information about the Fund, including its current Statement of Additional Information, shareholder reports, and other Fund information, is also available free of charge on the Fund's website at www.corgifunds.com.

Corgi ETF Trust I, c/o 425 Bush St, Suite 500, San Francisco, CA 94104 or by calling (855) 552-6744.

Shareholder reports and other information about the Fund are also available on the EDGAR database on the SEC’s website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov.

•	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov; or

•	Free of charge from the Fund’s Internet website at corgifunds.com; or

•	For a fee, by e-mail request to publicinfo@sec.gov.

(SEC Investment Company Act File No. 811-24117)

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

July 24, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Corgi Latin America ETF
Corgi Australia ETF
Corgi Austria ETF
Corgi Belgium ETF
Corgi Brazil ETF
Corgi Canada ETF
Corgi Chile ETF
Corgi China ETF
Corgi Colombia ETF
Corgi Denmark ETF
Corgi Finland ETF
Corgi France ETF
Corgi Germany ETF
Corgi Greece ETF
Corgi Hong Kong ETF
Corgi India ETF
Corgi Indonesia ETF
Corgi Ireland ETF
Corgi Israel ETF
Corgi Italy ETF
Corgi Japan ETF
Corgi Kuwait ETF
Corgi Malaysia ETF
Corgi Mexico ETF
Corgi Netherlands ETF
Corgi New Zealand ETF
Corgi Norway ETF
Corgi Peru ETF
Corgi Philippines ETF
Corgi Poland ETF
Corgi Qatar ETF
Corgi Saudi Arabia ETF
Corgi Singapore ETF
Corgi South Africa ETF
Corgi South Korea ETF
Corgi Spain ETF
Corgi Sweden ETF
Corgi Switzerland ETF
Corgi Taiwan ETF
Corgi Thailand ETF
Corgi Turkey ETF
Corgi United Kingdom ETF
Corgi UAE ETF

(each, a "Fund" and collectively "the Funds")

each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

 [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds (each, a "Fund" and collectively, the "Funds"), each a series of Corgi ETF Trust I (the "Trust"), dated [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, each an exchange-traded fund. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). Each Fund seeks to track the investment results of its respective underlying index, as described in the Prospectus. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Each Fund's fiscal year ends September 30.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Diversification and Non-Diversification

Each Fund is classified as 'non-diversified' under the Investment Company Act of 1940, as amended, and may invest a greater portion of its assets in a smaller number of issuers than a diversified fund.

Corgi Australia ETF

Corgi Austria ETF

Corgi Belgium ETF

Corgi Brazil ETF

Corgi Canada ETF

Corgi Chile ETF

Corgi China ETF

Corgi Colombia ETF

Corgi Denmark ETF

Corgi Finland ETF

Corgi France ETF

Corgi Germany ETF

Corgi Greece ETF

Corgi Hong Kong ETF

Corgi India ETF

Corgi Indonesia ETF

Corgi Ireland ETF

Corgi Israel ETF

Corgi Italy ETF

Corgi Kuwait ETF

Corgi Malaysia ETF

Corgi Mexico ETF

Corgi Netherlands ETF

Corgi New Zealand ETF

Corgi Norway ETF

Corgi Peru ETF

Corgi Philippines ETF

Corgi Poland ETF

Corgi Qatar ETF

Corgi Saudi Arabia ETF

Corgi Singapore ETF

Corgi South Africa ETF

Corgi South Korea ETF

Corgi Spain ETF

Corgi Sweden ETF

Corgi Switzerland ETF

Corgi Taiwan ETF

Corgi Thailand ETF

Corgi Turkey ETF

Corgi UAE ETF

Each Fund intends to maintain the diversification required under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and otherwise operate so as to qualify as a regulated investment company (“RIC”).

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

ETF Risks. The Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

• AP and Market Maker Dependence Risk. The Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.

• Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.

• Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.

• Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques the Fund may use, and the related risks. The Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while the Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause the Fund's Shares to fall in value.

An investment in the Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Concentration Risk. To the extent a Fund’s underlying Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) to approximately the same extent. As a result, adverse developments affecting a concentrated industry or sector (including changes in regulation, commodity prices, competitive dynamics, or issuer fundamentals) may have a disproportionately negative effect on the Fund’s performance compared with a more diversified portfolio.

Dividend-Paying Stock Risk. There is no guarantee that the companies in which a Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. Dividend-paying stocks may underperform non-dividend-paying stocks and the market as a whole over certain periods. Issuers may reduce or eliminate dividends due to changes in financial condition, regulatory requirements, or capital allocation priorities. High-dividend-yielding stocks may also exhibit greater price sensitivity to rising interest rates.

Equity Market Risk. Each Fund’s investments are subject to changes in overall economic conditions, broad market movements, and the risks inherent in investing in securities markets. Markets may be volatile, and investment prices may fluctuate significantly due to various factors, including, but not limited to, economic expansion or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and overall market liquidity. Each Fund also faces the risk that geopolitical developments may disrupt securities markets and negatively affect global economies and markets. Local, regional, or global events (such as war, terrorism, the spread of infectious disease or other public health concerns, or similar events) could materially affect each Fund and its investments. Government actions, including trade policy, fiscal and monetary interventions, or regulatory changes, may also have unpredictable effects on markets and individual securities.

•         Index Calculation & Methodology Risk. The Index may be calculated incorrectly or the methodology may be misapplied due to errors, delays, or omissions in data, corporate action processing, or the application of Index rules. Such issues may cause unintended inclusions or exclusions, inaccurate weights, or delayed implementation of Index changes and, until corrected, may cause the Fund to deviate from its intended exposures and from the Index’s published values. These risks may increase transaction costs and contribute to tracking difference.

•         Unaffiliated Index Provider Risk. The Index is owned and maintained by an unaffiliated third party (the "Index Provider"). The Adviser has no control over the Index methodology or the Index Provider’s determinations, including how the methodology is interpreted or applied to corporate actions, data questions, or constituent eligibility. Decisions, changes, or failures by the Index Provider may adversely affect the Index and, in turn, the Fund. The Index Provider may also modify its methodology at any time without prior notice to the Fund.

•         Third-Party Data Risk. The Index relies on third-party data (e.g., prices, amounts outstanding/issue size (and, where applicable, float-adjusted amounts outstanding), classifications, and corporate actions) and may be calculated by an unaffiliated index calculation agent based on rules owned and set by the Index Provider. Errors, delays, or misapplications by data vendors, the Index Provider, or the index calculation agent may cause incorrect constituents/weights or delayed changes, which could cause the Fund to deviate from the Index and its published values. If required data licenses are unavailable or revoked, or fees materially increase, Index calculation or dissemination may be interrupted or terminated on short notice. Neither the Fund nor the Adviser can guarantee the continued availability or accuracy of third-party data.

Large-Capitalization Companies Risk. Large-capitalization companies may be less able than smaller-capitalization companies to adapt to changing market conditions and competitive challenges. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller-capitalization companies. The performance of large-capitalization companies could trail the overall performance of the broader securities markets. Returns on large-capitalization stocks may also lag returns on smaller-capitalization stocks during certain economic cycles or market environments.

Limited Shareholder Rights Risk. The Trust’s governing documents limit certain shareholder rights. For example, the Trust generally does not hold annual meetings of shareholders and permits removal of a Trustee only by the remaining Trustees. Shareholders do not have the right to elect or remove Trustees by vote except as required by law. The Trust’s Declaration of Trust provides that certain disputes must be resolved in a specific state court and contains a jury trial waiver. These provisions may discourage certain types of claims or limit shareholders’ ability to bring claims in a judicial forum they consider favorable. In addition, under the Declaration of Trust, the Board may take certain actions without a shareholder vote, including liquidating the Fund. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust, do not apply to claims arising under the federal securities laws.

Liquidity Risk. Certain equity investments may become less liquid, particularly during periods of market stress, reduced dealer balance sheet capacity, or heightened volatility. Reduced liquidity may make it more difficult or costly for a Fund to buy or sell securities at desired times or prices, may increase bid-ask spreads, and may contribute to valuation differences and tracking difference. An investment may be considered illiquid if the Fund reasonably expects it cannot be sold or disposed of in current market conditions within seven calendar days or less without significantly changing its market value.

Mid-Capitalization Companies Risk. Mid-capitalization companies may be subject to greater risk of loss and price volatility than large-capitalization companies. Securities of mid-capitalization companies may be more volatile and less liquid than those of larger companies. Mid-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources. As a result, they may be more susceptible to adverse business or economic developments than larger, more established companies.

New Adviser Risk. The Adviser is a recently registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser, and the Adviser may not be successful in implementing a Fund's investment approach or in achieving a Fund's intended investment objective.

New Fund Risk. Each Fund is newly organized and has limited or no operating history. It may take time for a Fund to attract assets, develop secondary-market liquidity, and achieve efficient index tracking. During this period, a Fund may experience wider bid-ask spreads, more pronounced premiums or discounts to NAV, and higher tracking difference than more seasoned funds.

Non-Diversification Risk. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). A Fund may also become non-diversified solely as a result of changes in its Index’s composition. When a Fund is non-diversified, it may invest a relatively high percentage of assets in a limited number of issuers, and a decline in the value of any such issuer’s securities may have a greater impact on the Fund’s value.

Operational and Cybersecurity Risk. Each Fund and its service providers rely on complex processes and technology, including for trading, valuation, index data, shareholder recordkeeping, and the creation/redemption process. Human error, processing or communication failures, cyber incidents, or disruptions at third-party providers (including the Index Provider, pricing services, custodians, and intermediaries) could impair operations, cause financial loss, delay NAV calculation, or hinder a Fund’s ability to achieve its objective.

Passive Strategy Risk. Each Fund seeks to track its Index and generally does not take defensive positions in response to market conditions. As a result, a Fund’s performance may be negatively affected by declines in its Index, and the Fund generally will not attempt to mitigate such declines. A passive approach may also limit a Fund’s ability to adjust holdings when an Index is concentrated or when market conditions impair liquidity.

Portfolio Turnover Risk. A Fund may experience higher portfolio turnover than other index funds due to the nature of its Index’s rebalancing methodology. A Fund may buy and sell securities when its Index is rebalanced or reconstituted, when cash flows occur, and as a result of the ETF creation/redemption process. Higher turnover can increase transaction costs and may reduce returns. In taxable accounts, increased turnover may also contribute to higher levels of taxable distributions.

Sector Concentration Risk. The Fund may invest a significant portion of its assets in securities of issuers in a particular sector. As a result, the Fund's performance may be more susceptible to risks affecting that sector, including greater price volatility and the risk that economic, political, or regulatory developments affecting the sector may have a larger impact on the Fund's overall performance. The specific sectors in which each Fund may be concentrated will depend on the composition of its Index, which may change over time.

Small-Capitalization Companies Risk. Small-capitalization companies may be more vulnerable to adverse business or economic developments, and their securities may be more volatile and less liquid than those of larger companies. Small-capitalization stocks may trade less frequently, making them harder to sell at an acceptable price. Small-capitalization companies may have less experienced management, narrower product lines, and more limited financial resources, which may make them more susceptible to financial failure.

Tracking Difference and Tracking Error Risk. A Fund’s results may differ from those of its Index for a variety of reasons, including Fund expenses, transaction costs, sampling, timing differences, cash holdings, valuation differences (including fair-value pricing), the ETF creation/redemption process, and corporate actions and tax considerations. The Fund may not be fully invested in Index constituents at all times and may hold securities not included in the Index. Tracking difference and tracking error may be higher during volatile markets, when equity liquidity is reduced, or when Index changes are difficult or costly to implement. There is no guarantee that a Fund will achieve a high degree of correlation to its Index.

Valuation Risk. Certain portfolio holdings, and potentially a significant portion of a Fund’s portfolio, may be valued using factors other than market quotations. This may occur more frequently during periods of market stress or reduced liquidity. When market quotations are not readily available or are deemed unreliable, a portfolio holding may be valued using evaluated prices, pricing models, dealer quotations, or fair-value methodologies. The value assigned to a holding at a given time may differ from the value that would result if a different methodology were used or from the price realized upon sale. Portfolio holdings valued using methods other than market quotations, including "fair-valued" securities, may experience greater day-to-day fluctuations in value than if market quotations were available. Valuation differences can contribute to NAV volatility, premiums or discounts, and tracking difference.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, a Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments. An "illiquid investment" is one a Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. Each Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If a Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

Each Fund may purchase restricted securities that may be resold to institutional investors and that, under a Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent a Fund from taking advantage of market opportunities. Risks are most acute when a Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below a Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, a Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and a Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Funds may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Funds to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Funds bear directly.

Under Section 12(d)(1), immediately after purchase a Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, a Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. A Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, a Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no 25% or more of the voting securities of a registered open-end fund).

A Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

A Fund may invest in exchange-traded funds for cash management, cash equitization, during portfolio transitions, or to facilitate investment operations. Such use may increase costs relative to holding investments directly.

Money Market Funds

The Funds may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than a Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Funds may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

The Funds do not currently intend to engage in securities lending as a principal investment strategy. However, if approved by the Board in the future, a Fund may lend portfolio securities as described below. If approved by the Board, a Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their respective principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, the Fund may hold a substantial portion of its assets in cash or cash equivalents.

Foreign Securities. Each Fund may invest in equity securities of foreign (non-U.S.) issuers, including securities traded on foreign exchanges and securities of companies organized or headquartered outside of the United States. Foreign securities may be denominated in foreign currencies and may be subject to risks not typically associated with investments in domestic securities, including risks related to currency exchange rate fluctuations, differences in accounting and financial reporting standards, less liquid and more volatile markets, political and economic instability, government regulation and intervention, and different legal and regulatory systems.

Depositary Receipts. Each Fund may invest in depositary receipts (American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), and European Depositary Receipts ("EDRs"). Depositary receipts represent interests in securities of foreign issuers deposited with a bank or trust company and traded on a securities exchange or over-the-counter market. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution representing ownership of underlying foreign securities. Depositary receipts involve risks similar to those associated with investments in foreign securities, including risks related to the political and economic conditions of the home country. In addition, the holders of depositary receipts may have limited voting rights and may not have the same rights as shareholders of the underlying securities.

Foreign Currency. Because each Fund invests in securities denominated in foreign currencies, the value of the Fund's assets, as measured in U.S. dollars, may be affected by changes in currency exchange rates. The Funds do not hedge their foreign currency exposure. Foreign currency exchange rates are affected by factors including supply and demand in the foreign exchange markets, international trade patterns, government intervention (including central bank actions), speculation, and political, economic, and other conditions. Changes in the value of a foreign currency relative to the U.S. dollar will affect the U.S. dollar value of the Fund's assets denominated in that currency.

Foreign Government Securities. Certain Funds may have exposure to obligations issued or guaranteed by foreign governments, their political subdivisions, agencies, or instrumentalities. Foreign government securities involve risks not typically associated with U.S. government obligations, including the risk that a foreign government may default on its obligations, may be unable or unwilling to make timely principal and interest payments, or may impose currency controls or other restrictions.

Emerging Market Securities. Certain Funds invest in securities of issuers in emerging market countries. Emerging market countries are generally those with developing economies and capital markets, and may include countries that are considered to be in the early stages of economic development. Investments in emerging market securities are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business, and social frameworks to support securities markets. These risks include greater market volatility, lower trading volume, the potential for government interference (including expropriation, nationalization, and confiscation of assets), and the risk of government default on sovereign debt obligations.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

Borrow money or issue senior securities, as that term is defined in the 1940 Act, except as permitted by Section 18 of the 1940 Act. Under Section 18, a Fund may borrow money from banks provided the Fund maintains at least 300% asset coverage (i.e., borrowings do not exceed one-third of total assets, including the borrowed amount). Certain transactions that may technically constitute senior securities, including derivative instruments (e.g., futures, options, and swaps), reverse repurchase agreements, short sales, and when-issued or delayed-delivery purchases, are permitted to the extent the Fund complies with applicable SEC rules and guidance, including Rule 18f-4 under the 1940 Act (governing the use of derivatives).

Make loans, except that a Fund may (i) lend portfolio securities in accordance with its investment policies and applicable SEC guidance; (ii) enter into repurchase agreements; and (iii) acquire debt instruments, loan participations, and similar obligations in the ordinary course of pursuing its investment objective, in each case to the extent permitted under the 1940 Act.

Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Underwrite securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, a Fund may be deemed to be an underwriter as that term is defined in Section 2(a)(11) of the Securities Act of 1933. A Fund does not act as an underwriter in the traditional sense. However, when a Fund sells restricted securities or participates in a public offering of securities it holds, it may technically be considered an underwriter under the Securities Act. The Fund may also be deemed an underwriter when acquiring securities directly from an issuer for investment purposes.

Concentrate its investments (that is, invest 25% or more of total assets) in any one industry or group of related industries, except that, to the extent a Fund’s underlying Index concentrates in the securities of issuers in a particular industry or group of industries, each Fund will concentrate its investments to approximately the same extent as its underlying Index.

For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

Non-Fundamental Investment Restrictions. Each Fund has adopted the following non-fundamental investment policies, which may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders of the applicable Fund:

80% Investment Policy. Each Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes under the 1940 Act) in the types of investments suggested by the Fund's name. Each Fund considers the investments suggested by its name to be the securities that comprise its Index, including depositary receipts that represent such securities.

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Fund. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Fund's investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Fund can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Fund's goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Fund's investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley’s Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight.

Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management.

Jennifer X. Benson. The Board has concluded that Ms. Benson should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Benson serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics.

Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer; Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025).

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations.

As of [ ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Name of Trustee	Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Conor M. Murray, Lead Independent Trustee	None	None
Bryant C. Lee, Trustee	None	None
Jennifer X. Benson, Trustee	None	None

Interested Trustees
Nicolas S. Laqua, Chair	Over $100,000	Over $100,000
Emily Z. Yuan, Trustee	$10,001-$50,000	$10,001-$50,000

Board Compensation.

Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, 25% or more of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with 25% or more of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

A copy of the Joint Code of Ethics is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets, at the following rates. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by Isaac Hargett, Anthony Crinieri, and Miles Braden, each a portfolio manager of the Adviser (each, a "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years.

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ], doing business as [ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ], doing business as [ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ], located at [ ], serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

The Agreement and Declaration of Trust (the “Declaration of Trust”) sets forth a detailed process for shareholders to bring derivative or direct actions, designed to permit legitimate claims while limiting the costs, distraction, and other harm that can result from spurious demands and derivative actions. Before bringing a derivative action, a demand by three unrelated shareholders must be made to the Fund’s Trustees. The Declaration of Trust specifies required information, certifications, undertakings, and acknowledgments that must accompany such a demand. Upon receiving a demand, the Trustees have 90 days, extendable by an additional 60 days, to consider it. If a majority of the Trustees who are independent for purposes of considering the demand determine that pursuing the requested action is not in the best interests of the Fund, they must reject the demand, and the complaining shareholders may not proceed with a derivative action unless they can demonstrate to a court that the Trustees’ decision was not a good-faith exercise of business judgment on the Fund’s behalf. In addition, shareholders owning Shares representing no less than a majority of the Fund’s outstanding shares must join in bringing any derivative action. If a demand is rejected, the complaining shareholders may be responsible for the Fund’s costs and expenses (including attorneys’ fees) incurred in considering the demand if a court determines that the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund’s costs, including attorneys’ fees, if a court determines that the action was brought without reasonable cause or for an improper purpose. The Declaration of Trust provides that no shareholder may bring a direct action alleging injury as a shareholder of the Trust or any Fund where the matters alleged would, if true, give rise to a claim belonging to the Trust (or the Trust on behalf of the Fund), unless the shareholder has suffered a harm distinct from that of other shareholders. A shareholder bringing a direct claim must be a shareholder of the Fund at the time of the alleged injury or must have acquired the shares by operation of law from a person who was also a shareholder as of that time. The Declaration of Trust further provides that the Fund will pay attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees the Fund is obligated to pay will be calculated using reasonable hourly rates. These provisions, set forth in Article VI, Section 4 of the Declaration of Trust (paragraphs (b), (c), (d), (e), and (f)), do not apply to claims arising under the federal securities laws. Paragraph (c) provides that, except as otherwise provided by law, any action arising out of or relating to the Trust shall be brought exclusively in the Court of Chancery of the State of Delaware.

The Declaration of Trust provides that shareholder actions against the Fund must be filed exclusively in state or federal courts located in Delaware. This forum provision does not apply to claims under the federal securities laws. Limiting actions to courts in Delaware may impose economic hardship on shareholders (e.g., travel costs, the need to retain local counsel) and may limit access to a forum some shareholders would otherwise prefer, which could discourage such actions.

The Declaration of Trust also provides that shareholders waive the right to a jury trial for claims arising out of or relating to the Declaration of Trust, the Trust, or the Shares. This jury trial waiver does not apply to claims arising under the federal securities laws.

Reorganization, Merger, and Consolidation. Under Article X, Section 4(b) of the Declaration of Trust, the Trustees may, without prior shareholder approval, (i) sell, convey, or transfer all or substantially all of the assets of the Trust, any Series, or any Class to another entity; (ii) merge, consolidate, or combine the Trust or any Series or Class with or into another entity; (iii) reorganize the Trust or any Series under any other form of legal entity or jurisdiction; or (iv) exchange or convert Shares into interests of another investment company or entity. This means that in certain circumstances, the Board may authorize the merger or reorganization of a Fund without submitting the matter to a shareholder vote. Any merger or consolidation involving affiliated registered investment companies will be conducted in compliance with Rule 17a-8 under the 1940 Act, including the required Board determinations (including by a majority of the independent Trustees) that the transaction is in the best interests of each participating fund and its shareholders and that the interests of existing shareholders will not be diluted, and the related recordkeeping requirements. These provisions do not override any requirement for a shareholder vote imposed by the 1940 Act or other applicable law.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser and the Board. In carrying out portfolio transactions, the Adviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full-service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

Foreign Brokerage. Because the Funds invest in foreign securities, the Adviser may place trades through foreign broker-dealers. Brokerage commissions and other transaction costs on foreign exchanges are generally higher than in the United States. In addition, foreign settlements may involve longer settlement periods than domestic settlements (in some markets, settlement may take up to fifteen business days), and may be subject to different settlement practices and procedures. The Funds may also be subject to local taxes on securities transactions in certain foreign jurisdictions.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations).

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

Foreign Securities Valuation. Securities listed or traded on a foreign exchange are typically valued at the last sale price or official closing price on the exchange where they are primarily traded. Because foreign exchanges may close before the time as of which the Fund calculates its NAV (4:00 p.m., Eastern Time), events may occur between the close of the foreign exchange and the time of NAV calculation that may materially affect the value of foreign securities held by the Fund. In such cases, the Fund's valuation designee (as defined in Rule 2a-5 under the 1940 Act) may determine that a fair value adjustment is appropriate. Fair-value pricing of foreign securities may result in the Fund's NAV being different from the value that would be calculated using closing prices on the applicable foreign exchange.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund generally declares and pays dividends from net investment income, if any, at least once a year. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for a Fund. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause the Funds to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

The Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

Foreign Taxes and Foreign Tax Credits. Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by those countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the amount of foreign taxes paid by the Fund. If a Fund makes this election, shareholders generally will be entitled to claim a foreign tax credit or deduction on their U.S. federal income tax returns, subject to applicable limitations.

Passive Foreign Investment Companies (PFICs). Certain Funds may invest in shares of foreign corporations that are classified as passive foreign investment companies ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive income; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. If a Fund invests in a PFIC, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed to the Fund's shareholders. Additional charges in the nature of interest may be imposed on the Fund with respect to deferred tax arising from such distributions or gains. If a Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" (a "QEF"), in lieu of the treatment described above, the Fund would be required to include in income each year a portion of the ordinary earnings and net capital gains of the QEF, even if not distributed to the Fund. Alternatively, a Fund may make a "mark-to-market" election with respect to certain PFICs, in which case the Fund would include in income the increase in the market value of the PFIC shares held at the end of each taxable year.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at (855) 552-6744 or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)

Amended and Restated Agreement and Declaration of Trust. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (a)(iii).

(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)

Amendment No. 1 to the Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (d)(ii)

(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Amendment No. 1 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (e)(ii)

(e)(iii)

Amendment No. 2 to the Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (e)(iii).

(e)(iv)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)(i)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(g)(ii)

First Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (g)(ii)

(g)(iii)

Second Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iii).

(g)(iv)

Third Amendment to Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (g)(iv).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)

First Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000058, Exhibit (h)(ii)

(h)(iii)

Second Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iii).

(h)(iv)

Third Amendment to the Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed May 28, 2026 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-26-000182, Exhibit (h)(iv).

(h)(v)	Not separately filed. The services described in Item 28(h)(v) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel – to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)(i)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(m)(ii)

Amended Schedule A to the Rule 12b-1 Distribution and Shareholder Service Plan. Incorporated by reference to the Registrant's Post-Effective Amendment on Form N-1A, filed April 29, 2026 (File Nos. 333-289838; 811-24117), Accession No.0002078265-26-000058, Exhibit (m)(ii)

(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Reserved.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]

(b)	[ ]

(c)	[ ]

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]
Registrant's Principal Underwriter	[ ]
Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ]
Registrant's Custodian	[ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on July 24, 2026.

Corgi ETF Trust I

/s/ Emily Z. Yuan
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on July 24, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson